As filed with the Securities and Exchange Commission on January 27, 2005
                                             Securities Act File No. 333-______
                                      Investment Company Act File No. 811-_____
-------------------------------------------------------------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ------------------
                                    FORM N-2
                               ------------------


          [X] Registration Statement under the Securities Act of 1933
              [ ] Pre-Effective Amendment No.
              [ ] Post-Effective Amendment No.
                                    and/or
          [X] Registration Statement under the Investment Company Act of 1940
              [ ] Amendment No.


                      CLAYMORE MUNICIPAL HIGH INCOME FUND
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                           2455 Corporate West Drive
                             Lisle, Illinois 60532
                    ----------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (630) 505-3700

                                Nicholas Dalmaso
                             Claymore Advisors, Llc
                           2455 Corporate West Drive
                             Lisle, Illinois 60532
                    ---------------------------------------
                    (Name and Address of Agent for Service)

                                   Copies To:

                      Thomas A. Hale and Charles B. Taylor
                    Skadden, Arps, Slate, Meagher & Flom LLP
                              333 W. Wacker Drive
                            Chicago, Illinois 60606


         Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

         If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

         It is proposed that this filing will become effective (check appropriate box):

         [ ] When declared effective pursuant to section 8(c).

         If appropriate, check the following box:

         [ ] This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

         [ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is ?.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

--------------------------------------------------------------------------------------------------------
                                                                                              Amount of
    Title of Being          Amount Being      Offering Price Per   Aggregate Offering       Registration
Registered Securities        Registered              Share              Price (1)                Fee
--------------------------------------------------------------------------------------------------------
 Common Shares, $0.01      66,667 Shares            $15.00              $1,000,000             $117.70
      par value
--------------------------------------------------------------------------------------------------------

---------

(1)  Estimated solely for the purpose of calculating the registration fee.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

===============================================================================
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
===============================================================================
                             Subject to Completion
                 Preliminary Prospectus dated January 27, 2005

PROSPECTUS
[CLAYMORE(R) LOGO]

                                           Shares
                      Claymore Municipal High Income Fund
                                 Common Shares
                                $15.00 per share
                                 ______________

         Investment Objectives and Policies. Claymore Municipal High Income Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund's primary investment objective is to provide a high level of current income exempt from regular federal income tax. As a secondary investment objective, the Fund may seek capital appreciation to the extent consistent with its primary investment objective. Distributions from sources other than interest income from the Fund's portfolio of municipal securities, including capital gain distributions, are not exempt from regular federal income tax. There can be no assurance that the Fund will achieve its investment objectives.

         Investment Parameters. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (as defined in this Prospectus) in debt securities and other obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax ("municipal securities"). The Fund is not limited in the portion of its assets that may be invested in municipal securities the interest income on which is a preference item for purposes of the alternative minimum tax. The Fund may invest in municipal securities with a broad range of maturities and credit ratings, including both investment grade and below investment grade securities. In normal market conditions, (i) at least 80% of the Fund's portfolio of municipal securities will be rated below investment grade at the time of acquisition (that is, rated Ba or lower by Moody's Investors Service, Inc. ("Moody's) or BB or lower by Standard & Poor's Rating Service ("S&P") or, if unrated, determined by the Fund's investment adviser to be of comparable credit quality) and (ii) up to 20% of the Fund's portfolio of municipal securities will be rated investment grade at the time of acquisition (that is, rated at least Baa by Moody's or at least BBB by S&P or, if unrated, determined by the Fund's investment adviser to be of comparable credit quality). Municipal securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal and are commonly referred to as "junk bonds" or "high yield securities." (continued on following page)

         Investing in the Fund's common shares involves certain risks that are described in the "Risks" section beginning on page [__] of this prospectus.

                               ________________

                                                           Per Share   Total(1)
                                                           ---------   --------

    Public Offering Price................................    $15.00      $
    Sales Load (2).......................................     $.675      $
    Estimated offering expenses (3)......................      $.03      $
    Proceeds, after expenses, to the Fund (4)............   $14.295      $
                                                       (notes on following page)

         Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     The common shares will be ready for delivery on or about __________, 2005.

                           Claymore Securities, Inc.

                               _________________

                The date of this Prospectus is __________, 2005

(Continued from previous page)

         Investment Adviser. Claymore Advisors, LLC (the "Adviser") will serve as the Fund's investment adviser. As of December 31, 2004, the Adviser serves as investment adviser or portfolio supervisor to portfolios (including four other registered closed-end funds) with approximately $[__] billion in assets. See "Management of the Fund."

         Financial Leverage. The Fund may use financial leverage ("Financial Leverage") through the issuance of preferred shares ("Preferred Shares"). The Fund currently anticipates issuing Preferred Shares with an aggregate liquidation preference representing approximately 36% of the Fund's total assets after such issuance. The Fund expects that the Preferred Shares, if issued, will be rated in one of the highest rating categories by one or more national rating agencies and will have short-term dividend rates, which are expected, under current market conditions, to be lower, on average, than the yields on the additional securities that the Fund would purchase with the proceeds of the Preferred Shares. So long as the net rate of return on the Fund's investments purchased with the proceeds of the Preferred Shares exceeds the dividend rate payable on the Preferred Shares, such excess earnings will be available to pay higher dividends to holders of the Fund's common shares. There can be no assurance that a leveraging strategy will be implemented or that it will be successful during any period during which it is employed. See "Use of Financial Leverage."

         No Prior History. Because the Fund is newly organized, its common shares have no history of public trading. Common shares of closed-end funds frequently trade at prices lower than their net asset value. The risk of loss due to this discount may be greater for initial investors expecting to sell their common shares in a relatively short period after the completion of the public offering. The Common Shares of the Fund are expected to be listed on the New York Stock Exchange, under the symbol "[__]."

         You should read this Prospectus, which contains important information about the Fund that you ought to know before deciding whether to invest, and retain it for future reference. A Statement of Additional Information, dated , 2005, containing additional information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in its entirety into this Prospectus. You may request a free copy of the Statement of Additional Information, the table of contents of which is on page [ ] of this Prospectus, by calling (800) 345-7999 or by writing the Fund, or you may obtain a copy (and other information regarding the Fund) from the SEC's web site (http://www.sec.gov).

         The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

(notes from previous page)
--------------------------

     (1) The underwriters may also exercise an option to purchase up to an additional [ ] common shares at the public offering price, less the sales load, within 45 days from the date of this Prospectus to cover over-allotments. If such option is exercised in full, the total Public Offering Price, Sales Load, Estimated Offering Expenses and Proceeds to the Fund will be $[ ], $[ ], $ [ ] and $[ ], respectively. See "Underwriting."

     (2) The Fund has agreed to pay the underwriters $.___ per Common Share as a partial reimbursement of their expenses incurred in connection with the offering. See "Underwriting." Separately, the Adviser has agreed to pay from its own assets additional compensation to ____________. The Adviser will pay ___________________an annual fee equal to 0.___% of the Fund's Managed Assets and _______________ has agreed, as requested by the Adviser, to, among other things, provide certain consulting and after-market shareholder support services. Such fee, together with the partial reimbursement of expenses to the underwriters discussed above and the fee paid to Claymore Securities, Inc. discussed in footnote 3 below, will not exceed 4.5% of the total price to the public of the common shares sold in this offering.

     (3) To the extent that aggregate offering expenses are less than $.03 per Common Share, up to .15% of the public offering price of the securities sold in this offering, up to such expense limit, will be paid to Claymore Securities, Inc. as reimbursement for the distribution services they provide to the Fund. Claymore Securities, Inc. is an affiliate of the Adviser. See "Underwriting."

     (4) Total expenses of the common share offering paid by the Fund (which do not include the sales load, but include the [ ] per common share reimbursement of underwriter expenses) are estimated to be $[ ], which represents $.03 per Common Share issued. The Adviser has agreed to pay
         (i) all of the Fund's organizational costs and (ii) offering costs of the Fund (other than sales load but including the partial reimbursement of the expenses of the underwriters) that exceed $.03 per Common Share.

                               TABLE OF CONTENTS

                                                                            Page
Prospectus Summary..........................................................
Summary of Fund Expenses....................................................
The Fund....................................................................
Use of Proceeds.............................................................
Investment Objectives and Policies..........................................
Use of Financial Leverage...................................................
Risks.......................................................................
Management of the Fund......................................................
Net Asset Value.............................................................
Dividends and Distributions.................................................
Automatic Dividend Reinvestment Plan........................................
Description of the Shares...................................................
Anti-Takeover and Other Provisions in the Fund's Governing Documents........
Closed-End Fund Structure...................................................
Repurchase of Common Shares; Conversion to Open-End Fund....................
Taxation....................................................................
Underwriting................................................................
Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent......
Legal Matters...............................................................
Additional Information......................................................
Privacy Principles of the Fund..............................................
Table of Contents for the Statement of Additional Information...............

         You should rely only on the information contained or incorporated by reference in this prospectus. We have not, and the underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. We are not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

                               PROSPECTUS SUMMARY

         This is only a summary of information contained elsewhere in this prospectus. This summary does not contain all of the information that you should consider before investing in the Fund's common shares. You should carefully read the more detailed information contained in this prospectus and the Statement of Additional Information, dated , 2005 (the "SAI"), especially the information set forth under the headings "Investment Objectives and Policies" and "Risks."

The Fund...............................   Claymore Municipal High Income Fund
                                          (the "Fund") is a newly organized,
                                          diversified, closed-end management
                                          investment company. The Fund's
                                          primary investment objective is to
                                          provide a high level of current
                                          income exempt from regular federal
                                          income tax. As a secondary objective,
                                          the Fund may seek capital
                                          appreciation to the extent consistent
                                          with its primary investment
                                          objective. Claymore Advisors, LLC
                                          (the "Adviser") will serve as the
                                          Fund's investment adviser.

The Offering...........................   The Fund is offering common shares of
                                          beneficial interest, par value $.01
                                          per share, at $15.00 per share
                                          through a group of underwriters (the
                                          "Underwriters") led by __________.
                                          The common shares of beneficial
                                          interest are called "Common Shares"
                                          in the rest of this Prospectus. You
                                          must purchase at least 100 Common
                                          Shares ($1,500) in order to
                                          participate in the offering. The Fund
                                          has given the Underwriters an option
                                          to purchase up to __________
                                          additional Common Shares to cover
                                          orders in excess of __________ Common
                                          Shares. See "Underwriting." The
                                          Adviser has agreed to pay (i) all of
                                          the Fund's organizational costs and
                                          (ii) offering costs of the Fund
                                          (other than sales load but including
                                          $[ ] per Common Share as partial
                                          reimbursement of the expenses of the
                                          Underwriters) that exceed $.03 per
                                          Common Share. To the extent that
                                          aggregate offering expenses are less
                                          than $.03 per Common Share, up to
                                          0.15% of the public offering price of
                                          the securities sold in this offering,
                                          up to such expense limit, will be
                                          paid to Claymore Securities, Inc. as
                                          reimbursement for the distribution
                                          services they provide to the Fund.
                                          Claymore Securities, Inc. is an
                                          affiliate of the Adviser. See
                                          "Underwriting."

Investment Objectives and Policies.....   The Fund's primary investment
                                          objective is to provide a high level
                                          of current income exempt from regular
                                          federal income tax. As a secondary
                                          investment objective, the Fund may
                                          seek capital appreciation to the
                                          extent consistent with its primary
                                          investment objective. The Fund will
                                          pursue its investment objectives by
                                          investing its assets primarily in
                                          debt securities and other obligations
                                          issued by or on behalf of states,
                                          territories and possessions of the
                                          United States and the District of
                                          Columbia and their political
                                          sub-divisions, agencies and
                                          instrumentalities, the interest on
                                          which is exempt from regular federal
                                          income tax ("municipal securities").
                                          The Fund is not limited in the
                                          portion of assets that may be
                                          invested in municipal securities the
                                          interest income on which is a
                                          preference item for purposes of the
                                          alternative minimum tax.
                                          Distributions from sources other than
                                          interest income from the Fund's
                                          portfolio of municipal securities,
                                          including capital gain distributions,
                                          are not exempt from federal income
                                          tax. There can be no assurance that
                                          the Fund will achieve its investment
                                          objectives.

Portfolio Investment Parameters........   Under normal market conditions, the
                                          Fund will invest at least 80% of its
                                          Managed Assets (as defined below) in
                                          municipal securities. "Managed
                                          Assets" of the Fund means the total
                                          assets of the Fund, including the
                                          assets attributable to the proceeds
                                          from any financial leverage, minus
                                          liabilities, other than liabilities
                                          related to any financial leverage.

                                          In normal market conditions, (i) at
                                          least 80% of the Fund's portfolio of
                                          municipal securities will be rated
                                          below investment grade at the time of
                                          acquisition (that is, rated Ba or
                                          lower by Moody's Investors Service,
                                          Inc. ("Moody's) or BB or lower by
                                          Standard & Poor's Rating Service
                                          ("S&P") or, if unrated, determined by
                                          the Fund's investment adviser to be
                                          of comparable credit quality) and
                                          (ii) up to 20% of the Fund's
                                          portfolio of municipal securities
                                          will be rated investment grade at the
                                          time of acquisition (that is, rated
                                          at least Baa by Moody's or at least
                                          BBB by S&P or, if unrated, determined
                                          by the Fund's investment adviser to
                                          be of comparable credit quality).

                                          To the extent not invested in
                                          municipal securities, the Fund may
                                          invest up to 20% of its Managed
                                          Assets in other securities and
                                          financial instruments, including but
                                          not limited to corporate bonds and
                                          other debt obligations and common
                                          equity securities.

Principal Investment Strategies........   The Fund may invest in municipal
                                          securities with a broad range of
                                          maturities and credit ratings,
                                          including both investment grade and
                                          below investment grade municipal
                                          securities. In managing the Fund's
                                          portfolio, the Adviser adjusts the
                                          portfolio's duration and overall
                                          credit quality in light of changing
                                          market and economic conditions. In
                                          making decisions with respect to
                                          specific municipal securities for the
                                          Fund's portfolio, the Adviser employs
                                          a disciplined approach, driven
                                          primarily by proprietary research
                                          regarding prevailing interest rates,
                                          economic fundamentals at both the
                                          national and state level and in-depth
                                          credit research conducted by the
                                          Adviser's investment staff.

                                          Security Selection. The two principal
                                          classifications of municipal
                                          securities are "general obligations"
                                          and "revenue obligations." General
                                          obligations are secured by the
                                          issuer's pledge of its credit and
                                          taxing power for the payment of
                                          principal and interest. Revenue
                                          obligations are payable from the
                                          revenues derived from a particular
                                          facility or class of facilities or,
                                          in some cases, from the proceeds of a
                                          special excise or other specific
                                          revenue source but not from the
                                          general taxing power. The Adviser
                                          anticipates that the Fund's
                                          investments in revenue obligations
                                          will emphasize municipal securities
                                          backed by revenue from essential
                                          services, such as hospitals and
                                          healthcare, power generation,
                                          transportation, education and
                                          housing. The Adviser considers both
                                          broad economic and issuer-specific
                                          factors in selecting a portfolio
                                          designed to achieve the Fund's
                                          investment objective. In assessing
                                          the appropriate maturity, rating and
                                          sector weightings of the Fund's
                                          portfolio of municipal securities,
                                          the Adviser considers a variety of
                                          factors that are expected to
                                          influence economic activity and
                                          interest rates. Once the Adviser
                                          determines the preferable
                                          characteristics of its assets
                                          allocated to municipal securities,
                                          the Investment Adviser selects
                                          individual securities based upon the
                                          terms of the securities (such as
                                          yields compared to U.S. Treasuries or
                                          comparable issues), liquidity and
                                          rating, sector and issuer
                                          diversification.

                                          The Adviser attempts to identify
                                          investment grade and below-investment
                                          grade municipal securities that are
                                          trading at attractive valuations
                                          relative to the Investment Adviser's
                                          evaluation of the issuer's
                                          creditworthiness and, with respect to
                                          private activity bonds, the profit
                                          potential of the corporation from
                                          which the revenue supporting the
                                          bonds is derived. The Adviser's
                                          overall investment approach is both
                                          top-down and bottom-up. The Adviser
                                          first seeks to identify the sectors
                                          or regions of the municipal bond
                                          market that present the best relative
                                          value opportunities and then bases
                                          the Fund's overall sector and
                                          regional weightings on that
                                          determination. Once the Adviser
                                          establishes the overall regional and
                                          sector weightings, the Adviser
                                          focuses on selecting those securities
                                          within each sector or region that
                                          meet its fundamental criteria.

                                          The Fund may invest to a significant
                                          extent in residual interest municipal
                                          securities known as inverse floaters.
                                          Compared to similar fixed rate
                                          municipal securities, the value of
                                          these securities will fluctuate to a
                                          greater extent in response to changes
                                          in prevailing long-term interest
                                          rates. Moreover, the income earned on
                                          residual interest municipal
                                          securities will fluctuate in response
                                          to changes in prevailing short-term
                                          interest rates. Thus, when such
                                          securities are held by the Fund, an
                                          increase in short- or long-term
                                          market interest rates will adversely
                                          affect the income received from such
                                          securities or the nest asset value of
                                          the Fund's Common Shares. To the
                                          extent the Fund has Preferred Shares
                                          outstanding, an increase in
                                          short-term rates would also result in
                                          an increased cost of leverage, which
                                          would adversely affect the Fund
                                          income available for distribution.
                                          Although the Fund is not limited with
                                          respect to its investment in residual
                                          interest municipal securities, the
                                          Fund does not intent initially to
                                          invest more than 25% of its total
                                          assets in such securities.

                                          Credit Management. The Fund may
                                          invest in municipal securities with a
                                          broad range of credit ratings,
                                          including both investment grade and
                                          below investment grade municipal
                                          securities. The Adviser will
                                          determine the allocation of the
                                          Fund's assets among securities with
                                          different credit ratings depending
                                          upon the Adviser's evaluation of
                                          factors such as the spread between
                                          the yields on municipal securities of
                                          different ratings, changes in default
                                          rates, general economic conditions
                                          and the outlook for fiscal issues
                                          facing municipal issuers.

                                          Generally, as the spread between the
                                          yield on investment grade and
                                          non-investment grade securities
                                          widens, the Adviser will allocate a
                                          greater portion of the Fund's assets
                                          to non-investment grade municipal
                                          securities. If the spread based on
                                          relative credit quality narrows, the
                                          Adviser may determine that certain
                                          high yield municipal securities no
                                          longer offer a sufficient risk
                                          premium and may seek to increase the
                                          average credit quality of the Fund's
                                          portfolio. As the economy strengthens
                                          and the default risk lessens, the
                                          Adviser may increase the Fund's
                                          investment in lower quality
                                          securities. The Adviser also seeks to
                                          mitigate the risks of investing in
                                          below investment grade securities
                                          through a disciplined approach,
                                          driven primarily by fundamental
                                          research to assess an issuer's credit
                                          quality and the relative value of its
                                          securities. Moreover, with respect to
                                          below investment grade securities
                                          that are private activity bonds, the
                                          Adviser intends to emphasize
                                          securities that are backed by revenue
                                          from publicly traded companies. The
                                          Adviser believes that this focus
                                          offers the potential for an
                                          informational advantage due to the
                                          substantial reporting requirements of
                                          public companies. With respect to
                                          investments in below investment grade
                                          private activity bonds, the Adviser
                                          also seeks to leverage its corporate
                                          credit research capabilities by
                                          selecting securities for the Fund
                                          payable by revenue derived from
                                          issuers followed by its staff
                                          focusing on below investment grade
                                          corporate issuers.

                                          The Adviser believes that a blend of
                                          investment grade and non-investment
                                          grade municipal securities offers
                                          investors the opportunity for high
                                          current yield without undue credit
                                          risk. Below investment grade
                                          municipal securities covering a broad
                                          range of sectors and issuers have
                                          traded in the past year with
                                          historically wide spreads and what
                                          the Adviser believes to be attractive
                                          valuations relative to investment
                                          grade municipal securities. High
                                          yield municipal securities also have
                                          shown low correlation to other asset
                                          classes, including corporate bonds,
                                          U.S. Treasury securities and equity
                                          securities, providing diversification
                                          potential to an investment portfolio.

The Fund's Investments.................   Municipal Securities. The Fund will
                                          invest primarily in municipal
                                          securities, which are debt securities
                                          and other obligations issued by or on
                                          behalf of states, territories and
                                          possessions of the United States and
                                          the District of Columbia and their
                                          political sub-divisions, agencies and
                                          instrumentalities, the interest on
                                          which is exempt from regular federal
                                          income tax. Municipal securities
                                          often are issued to obtain funds for
                                          various public purposes, including
                                          refunding outstanding obligations,
                                          funding general operating expenses,
                                          lending to other public institutions
                                          and facilities and the construction
                                          of a wide range of public facilities
                                          such as bridges, highways, housing,
                                          hospitals, mass transportation,
                                          schools, streets and water and sewer
                                          works. Municipal securities include
                                          both "general obligations" and
                                          "revenue obligations" and may be
                                          issued to obtain funds for various
                                          purposes. General obligations are
                                          secured by the issuer's pledge of its
                                          full faith, credit and taxing power.
                                          Revenue obligations are payable only
                                          from the revenues derived from a
                                          particular facility or class of
                                          facilities. The municipal securities
                                          in which the Fund invests may have
                                          fixed or variable principal payments
                                          and all types of interest rate
                                          payments and reset terms, including
                                          fixed rate, adjustable rate, zero
                                          coupon, contingent, deferred, payment
                                          in kind and auction rate features.

                                             Types of municipal securities in
                                             which the Fund may invest include,
                                             without limitation, (i) Municipal
                                             notes; (ii) municipal leases and
                                             certificates of participation;
                                             (iii) tax-exempt commercial paper;
                                             (iv) private activity (industrial
                                             development) bonds; (v) tender
                                             option bonds; (vi) pre-refunded
                                             municipal securities; (vii)
                                             residual interest municipal
                                             securities; (viii) insured
                                             municipal securities; (ix) standby
                                             commitments; (x) zero coupon
                                             securities; (xi) auction rate
                                             securities; and (xii) structured
                                             municipal securities.

                                          Securities Ratings. The Fund may,
                                          consistent with its investment
                                          objectives and policies, invest in
                                          municipal securities with a broad
                                          range of credit ratings, including
                                          both below investment grade and
                                          investment grade securities.
                                          Municipal securities of below
                                          investment grade quality (that is,
                                          rated Ba or lower by Moody's or BB or
                                          lower by S&P or, if unrated,
                                          determined by the Adviser to be of
                                          comparable credit quality) are
                                          regarded as having predominantly
                                          speculative characteristics with
                                          respect to the issuer's capacity to
                                          pay interest and repay principal and
                                          are commonly referred to as "junk
                                          bonds" or "high yield securities."
                                          They involve greater risk of loss,
                                          are subject to greater price
                                          volatility and are less liquid,
                                          especially during periods of economic
                                          uncertainty or change, than higher
                                          rated municipal securities.

                                          Municipal securities rated Ba or BB
                                          may face significant ongoing
                                          uncertainties or exposure to adverse
                                          business, financial or economic
                                          conditions that could lead to the
                                          issuer being unable to meet its
                                          financial commitments. The protection
                                          of interest and principal payments
                                          may be moderate and not
                                          well-safeguarded during both good and
                                          bad times.

                                          Municipal securities rated B
                                          generally lack the characteristics of
                                          a desirable investment. Assurance of
                                          interest and principal payments or of
                                          maintenance of other terms of the
                                          contract over any long period of time
                                          may be low, and such municipal
                                          securities are more vulnerable to
                                          nonpayment than obligations rated BB.
                                          Adverse business, financial or
                                          economic conditions will likely
                                          impair the issuer's capacity or
                                          willingness to meet its financial
                                          commitment on municipal securities.

                                          Municipal securities rated Caa, Ca or
                                          C by Moody's or CCC, CC or C by S&P
                                          are generally speculative to a high
                                          degree. These municipal securities
                                          may be in default or they may present
                                          elements of danger with respect to
                                          principal or interest. Generally, the
                                          issuers are dependent upon favorable
                                          business, financial and economic
                                          conditions to meet their financial
                                          commitments on such municipal
                                          securities. The Fund may invest in
                                          high yield municipal securities of
                                          any rating, including securities that
                                          are in default at the time of
                                          purchase.

                                          Illiquid Securities. The Fund may
                                          invest up to [20]% of its total
                                          assets in illiquid securities, which
                                          are investments that cannot be sold
                                          or disposed of in the ordinary course
                                          of business at approximately the
                                          prices at which they are valued. The
                                          Adviser anticipates that its research
                                          efforts and investment approach will
                                          result in a significant portion of
                                          the Fund's assets being invested in
                                          thinly traded securities, including
                                          both illiquid securities and liquid
                                          securities as to which the trading
                                          market is less active than comparable
                                          issues. In the absence of readily
                                          available market quotations a
                                          committee appointed by the Fund's
                                          Board will price illiquid investments
                                          at a fair value as determined in good
                                          faith. Valuing illiquid securities
                                          typically requires greater judgment
                                          than valuing securities for which
                                          there is an active trading market.

                                          Interest Rate and Hedging
                                          Transactions. The Fund may invest in
                                          derivatives and engage in other
                                          strategic transactions. A derivative
                                          is a financial instrument the value
                                          of which is determined by reference
                                          to the value or the change in value
                                          of one or more securities, indices or
                                          other financial instruments. The Fund
                                          may seek to hedge its municipal
                                          securities portfolio and the cost of
                                          financial leverage against changes in
                                          interest rates using futures and
                                          option contracts, interest rate and
                                          total return swaps. The Fund may also
                                          invest in credit-linked securities
                                          and other credit-based derivatives
                                          transactions (such as credit default
                                          swaps) designed to replicate the
                                          investment performance of an index or
                                          basket of municipal high yield
                                          securities or to seek to hedge
                                          against defaults by issuers of
                                          securities held by the Fund. In large
                                          part, the success of the Fund's
                                          hedging activities depends on the
                                          Adviser's ability to forecast
                                          movement in securities prices and
                                          interest rates and there can be no
                                          assurance that the Adviser's judgment
                                          in this respect will be accurate.
                                          There is no assurance that the Fund
                                          will undertake any such hedging
                                          transactions or that, if undertaken,
                                          that any such hedging strategies will
                                          be successful. Income that the Fund
                                          derives from these transactions
                                          generally will not be tax-exempt.

                                          Other Investment Companies. The Fund
                                          may invest up to 10% of its Managed
                                          Assets in securities of open- or
                                          closed-end investment companies that
                                          invest primarily in securities of the
                                          types in which the Fund may invest
                                          directly. The Adviser generally
                                          expects that it may invest in other
                                          investment companies either during
                                          periods when it has large amounts of
                                          uninvested cash, such as the period
                                          shortly after the Fund receives the
                                          proceeds from this offering of Common
                                          Shares or during periods when there
                                          is a shortage of attractive
                                          securities available in the market.

                                          Defensive and Temporary Investments.
                                          Normally, the Fund invests
                                          substantially all of its assets to
                                          meet its investment objectives. The
                                          Fund may invest the remainder of its
                                          assets in cash or cash equivalent
                                          short-term obligations, including,
                                          but not limited to, short-term
                                          municipal securities, certificates of
                                          deposit, commercial paper, short-term
                                          notes, obligations issued or
                                          guaranteed by the U.S. government,
                                          its agencies, authorities or
                                          instrumentalities and repurchase
                                          agreements. Interest on certain of
                                          these short-term obligations may be
                                          subject to federal income tax. The
                                          Fund may also invest all or any
                                          portion of its assets in such
                                          instruments for temporary defensive
                                          purposes. During such periods, the
                                          Fund may not be able to achieve its
                                          investment objectives.

Special Tax Considerations.............   In general, dividends on the Common
                                          Shares will be exempt from regular
                                          federal income tax to the extent such
                                          dividends are paid from tax-exempt
                                          income earned on the Fund's
                                          investments in municipal securities.
                                          Distributions from other sources,
                                          including capital gain distributions,
                                          are not exempt from regular federal
                                          income tax. In addition, gains on
                                          sales of Common Shares of the Fund
                                          are not exempt from federal income
                                          tax.

                                          The Fund is not limited in the
                                          portion of its total assets that may
                                          be invested in municipal securities
                                          the interest income on which is a
                                          preference item for purposes of the
                                          alternative minimum tax.
                                          Exempt-interest dividends paid by the
                                          Fund from interest earned on certain
                                          private activity bonds may increase a
                                          Common Shareholder's alternative
                                          minimum tax liability, and all
                                          exempt-interest dividends may
                                          increase a corporate Common
                                          Shareholder's alternative minimum tax
                                          liability. The extent of any such
                                          increase will depend on the
                                          shareholder's particular tax
                                          situation. You should consult a tax
                                          adviser about whether an alternative
                                          minimum tax applies to you and about
                                          any state or local taxes that may be
                                          applicable to distributions you
                                          receive from the Fund.

                                          The Fund is required to allocate net
                                          capital gain, other income taxable
                                          for federal income tax purposes, if
                                          any, and net tax-exempt income
                                          between Common Shares and preferred
                                          shares, if any, in proportion to the
                                          total dividends paid to each class.

Use of Financial Leverage..............   The Fund may seek to enhance the
                                          level of the Fund's current income
                                          through the use of financial leverage
                                          (""Financial Leverage"), including
                                          through the issuance of preferred
                                          shares ("Preferred Shares"). Under
                                          current market conditions, the Fund
                                          intends to utilize Financial Leverage
                                          within approximately three months of
                                          the completion of this offering of
                                          its Common Shares through the
                                          issuance of Preferred Shares in an
                                          amount not expected to exceed 36% of
                                          the Fund's total assets, including
                                          the proceeds of Preferred Shares
                                          offering. The Fund expects that the
                                          Preferred Shares will, if issued, be
                                          rated in one of the highest rating
                                          categories by one or more national
                                          rating agencies and will have
                                          short-term interest or dividend
                                          rates, which are expected, under
                                          current market conditions, to be
                                          lower, on average, than the yields on
                                          the additional portfolio securities
                                          that the Fund would purchase with the
                                          proceeds of the Preferred Shares
                                          offering. So long as the net rate of
                                          return on the Fund's investments
                                          purchased with the proceeds of the
                                          Preferred Shares exceeds the dividend
                                          rate payable on the Preferred Shares,
                                          such excess earnings will be
                                          available to pay higher dividends to
                                          holders of the Fund's Common Shares
                                          There is no assurance that the Fund
                                          will utilize Financial Leverage or,
                                          if Financial Leverage is utilized,
                                          that it will be successful in
                                          enhancing the level of the Fund's
                                          current income. See "Use of Financial
                                          Leverage" and "Risks--Financial
                                          Leverage Risk."

Dividend Distributions on the
Common Shares..........................   The Fund intends to pay substantially
                                          all of its net investment income to
                                          Common Shareholders through quarterly
                                          distributions. In addition, the Fund
                                          intends to distribute any net
                                          long-term capital gains to Common
                                          Shareholders as long-term capital
                                          gain dividends at least annually. See
                                          "Distributions."

                                          To permit the Fund to maintain more
                                          stable quarterly distributions, the
                                          Fund may initially distribute less
                                          than the entire amount of the net
                                          investment income earned in a
                                          particular period. The undistributed
                                          net investment income may be
                                          available to supplement future
                                          distributions.

                                          If you will be holding the Common
                                          Shares in your own name or if you
                                          hold your Common Shares with a
                                          brokerage firm that participates in
                                          the Fund's Dividend Reinvestment
                                          Plan, unless you elect to receive
                                          cash, all dividends and distributions
                                          that are declared by the Fund will be
                                          automatically reinvested in
                                          additional Common Shares of the Fund
                                          pursuant to the Fund's Dividend
                                          Reinvestment Plan. If you hold your
                                          Common Shares with a brokerage firm
                                          that does not participate in the
                                          Fund's Dividend Reinvestment Plan,
                                          you will not be able to participate
                                          in the Plan and any dividend
                                          reinvestment may be effected on
                                          different terms than those described
                                          above. Consult your financial advisor
                                          for more information. See "Automatic
                                          Dividend Reinvestment Plan."

Management of the Fund.................   The Adviser. Claymore Advisers, LLC
                                          serves as the Fund's investment
                                          adviser pursuant to an investment
                                          advisory agreement with the Fund. As
                                          compensation for its services, the
                                          Fund pays Claymore Advisors, LLC a
                                          fee, payable monthly, in an annual
                                          amount equal to [0.__%] of the Fund's
                                          average daily Managed Assets.

                                          Claymore Advisors, LLC acts as
                                          investment adviser to four other
                                          closed-end investment companies, and
                                          serves as investment adviser or
                                          portfolio supervisor to portfolios
                                          with approximately $[__] billion in
                                          assets as of December 31, 2004.

                                          Claymore Securities, Inc., and
                                          affiliate of the Investment Adviser
                                          and one of the underwriters, acts as
                                          servicing agent to various investment
                                          companies and specializes in the
                                          creation, development and
                                          distribution of investment solutions
                                          for advisers and their valued
                                          clients.

Listing and Symbol.....................   The Common Shares of the Fund are
                                          expected to be listed on the New York
                                          Stock Exchange. The trading or
                                          "ticker" symbol of the Common Shares
                                          is expected to be "[__]."

Tender Offers for Common Shares........   In recognition of the possibility
                                          that the Common Shares might trade at
                                          a discount to net asset value and
                                          that any such discount may not be in
                                          the interest of shareholders, the
                                          Fund's Board of Trustees currently
                                          intends to consider authorizing the
                                          Fund to make an annual tender offer
                                          for any or all of its outstanding
                                          Common Shares at the then current net
                                          asset value if, on the last business
                                          day of January, commencing in 2006
                                          and in each year thereafter (each, a
                                          "Tender Determination Date"), the
                                          average of the last reported sales
                                          prices of a Common Share on the New
                                          York Stock Exchange on the Tender
                                          Determination Date and the four
                                          preceding trading days is 95% or less
                                          of the average net asset value of a
                                          Common Share on such days. Any tender
                                          offer made by the Fund for its Common
                                          Shares will be at a price equal to
                                          the net asset value of the Common
                                          Shares determined at the close of
                                          business on the day the offer ends.

Special Risk Considerations............   No History of Operations. The Fund is
                                          a newly organized, diversified,
                                          closed-end management investment
                                          company with no history of
                                          operations.

                                          Investment Risk. An investment in the
                                          Fund is subject to investment risk,
                                          including the possible loss of the
                                          entire principal amount that you
                                          invest.

                                          Municipal Securities Market Risk. The
                                          yields on and market prices of
                                          municipal securities are dependent on
                                          a variety of factors, including
                                          general conditions of the municipal
                                          securities market, the size of a
                                          particular offering, the maturity of
                                          the obligation and the rating of the
                                          issue. The value of outstanding
                                          municipal securities will vary as a
                                          result of changing evaluations of the
                                          ability of their issuers to meet the
                                          interest and principal payments. Such
                                          values will also change in response
                                          to changes in the interest rates
                                          payable on new issues of municipal
                                          securities. Changes in the value of
                                          the municipal securities held in the
                                          Fund's portfolio arising from these
                                          or other factors will cause changes
                                          in the Fund's net asset value per
                                          share.

                                          The ability of a municipal issuer to
                                          meet its obligations on municipal
                                          securities (other than private
                                          activity bonds) is subject to the
                                          risk that the municipal issuer of the
                                          securities will not have sufficient
                                          revenues from taxes and other sources
                                          of income to pay interest and to
                                          repay principal on the municipal
                                          securities. The level of municipal
                                          income may be adversely affected by
                                          various factors, including general
                                          economic activity, real estate values
                                          and changes in governmental expenses.
                                          The obligations of the issuer to pay
                                          the principal of and interest on a
                                          municipal security are subject to the
                                          provisions of bankruptcy, insolvency
                                          and other laws affecting the rights
                                          and remedies of creditors, such as
                                          the Federal Bankruptcy Act, and laws,
                                          if any, that may be enacted by
                                          Congress or state legislatures
                                          extending the time for payment of
                                          principal or interest or imposing
                                          other constraints upon the
                                          enforcement of such obligations.
                                          There is also the possibility that,
                                          as a result of litigation or other
                                          conditions, the power or ability of
                                          the issuer to pay when due the
                                          principal of or interest on a
                                          municipal security may be materially
                                          affected.

                                          The amount of public information
                                          available about the issuance of
                                          municipal securities is generally
                                          less than that for corporate equities
                                          or bonds, and the investment
                                          performance of the Fund may therefore
                                          be more dependent on the analytical
                                          abilities of the Adviser than would a
                                          stock fund or a taxable bond fund.
                                          The secondary market for municipal
                                          securities, particularly the below
                                          investment grade municipal securities
                                          in which the Fund will invest, also
                                          tends to be less well-developed or
                                          liquid than many other securities
                                          markets, which may adversely affect
                                          the Fund's ability to sell its
                                          municipal securities at attractive
                                          prices.

                                          Municipal securities may be backed by
                                          letters of credit or other forms of
                                          credit enhancement issued by domestic
                                          or foreign banks or by other
                                          financial institutions. The credit
                                          quality of these banks and financial
                                          institutions could, therefore, cause
                                          a loss to the Fund. Letters of credit
                                          and other obligations of foreign
                                          banks and financial institutions may
                                          involve risks in addition to those of
                                          domestic obligations because of less
                                          publicly available financial and
                                          other information, less securities
                                          regulation, potential imposition of
                                          foreign withholding and other taxes,
                                          war and expropriation or other
                                          adverse governmental actions. Foreign
                                          banks and their foreign branches are
                                          not regulated by U.S. banking
                                          authorities and generally are not
                                          bound by the accounting, auditing and
                                          financial reporting standards
                                          applicable to U.S. banks.

                                          Tax Risk. The value of the Fund's
                                          investments and its net asset value
                                          may be adversely affected by changes
                                          in tax rates and policies. Because
                                          interest income from municipal
                                          securities is normally not subject to
                                          regular federal income taxation, the
                                          attractiveness of municipal
                                          securities in relation to other
                                          investment alternatives is affected
                                          by changes in federal income tax
                                          rates or changes in the tax-exempt
                                          status of interest income from
                                          municipal securities. Any proposed or
                                          actual changes in such rates or
                                          exempt status, therefore, can
                                          significantly affect the demand for
                                          and supply, liquidity and
                                          marketability of municipal
                                          securities. This could in turn affect
                                          the Fund's net asset value and
                                          ability to acquire and dispose of
                                          municipal securities at desirable
                                          yield and price levels. Additionally,
                                          the Common Shares are not a suitable
                                          investment if you intend to hold your
                                          Common Shares in an IRA or other
                                          tax-exempt or tax-deferred account or
                                          if you are not sensitive to the
                                          federal income tax consequences of
                                          your investments.

                                          Credit Risk. Credit risk is the risk
                                          that an issuer of a municipal
                                          security will become unable to meet
                                          its obligation to make interest and
                                          principal payments. The two principal
                                          classifications of municipal
                                          securities are "general obligations"
                                          and "revenue obligations." General
                                          obligations are secured by the
                                          issuer's pledge of its credit and
                                          taxing power for the payment of
                                          principal and interest. Revenue
                                          obligations are payable from the
                                          revenues derived from a particular
                                          facility or class of facilities or,
                                          in some cases, from the proceeds of a
                                          special excise or other specific
                                          revenue source but not from the
                                          general taxing power. Sizable
                                          investments in these obligations
                                          could involve an increased risk to
                                          the Fund should any of the related
                                          facilities experience financial
                                          difficulties. Private activity bonds
                                          are in most cases revenue obligations
                                          and do not generally carry the pledge
                                          of the credit of the issuing
                                          municipality. The Fund may invest in
                                          municipal leases and certificates of
                                          participation in such leases.
                                          Municipal leases and certificates of
                                          participation involve special risks
                                          not normally associated with general
                                          obligations or revenue obligations.
                                          Although the municipal obligations
                                          may be secured by the leased
                                          equipment or facilities, the
                                          disposition of the property in the
                                          event of foreclosure or of
                                          non-appropriation of funds by the
                                          municipality for payments on the
                                          obligation might prove difficult,
                                          time consuming and costly, and may
                                          result in a delay in recovering or
                                          the failure fully to recover the
                                          Fund's original investment.

                                          Below Investment Grade Securities
                                          Risk. The Fund intends to purchase
                                          municipal securities that are rated
                                          below investment grade (commonly
                                          referred to as "junk bonds" or "high
                                          yield securities"), that is, rated Ba
                                          or below by Moody's or BB or below by
                                          S&P, and unrated securities
                                          determined by the Adviser to be of
                                          comparable credit quality. Investment
                                          in municipal securities of below
                                          investment grade quality involves
                                          substantial risk of loss. "Junk
                                          bonds" are considered predominantly
                                          speculative with respect to the
                                          issuer's ability to pay interest and
                                          repay principal and are susceptible
                                          to default or decline in market value
                                          due to adverse economic and business
                                          developments. The market values for
                                          municipal securities of below
                                          investment grade quality tend to be
                                          more volatile, and these securities
                                          are less liquid, than investment
                                          grade debt securities. For these
                                          reasons, an investment in the Fund is
                                          subject to the following specific
                                          risks:

                                          o  increased price sensitivity to
                                             changing interest rates and to a
                                             deteriorating economic environment

                                          o  greater risk of loss due to
                                             default or declining credit
                                             quality

                                          o  adverse issuer specific events are
                                             more likely to render the issuer
                                             unable to make interest and/or
                                             principal payments

                                          o  if a negative perception of the
                                             high yield market develops, the
                                             price and liquidity of high yield
                                             securities may be depressed, and
                                             this negative perception could
                                             last for a significant period of
                                             time

                                          Adverse changes in economic
                                          conditions are more likely to lead to
                                          a weakened capacity of a high yield
                                          issuer to make principal payments and
                                          interest payments than an investment
                                          grade issuer. The principal amount of
                                          high yield securities outstanding has
                                          proliferated in the past decade as an
                                          increasing number of issuers have
                                          used high yield securities for
                                          corporate financing. An economic
                                          downturn could severely affect the
                                          ability of highly leveraged issuers
                                          to service their debt obligations or
                                          to repay their obligations upon
                                          maturity.

                                          The secondary market for high yield
                                          securities may not be as liquid as
                                          the secondary market for more highly
                                          rated securities, a factor that may
                                          have an adverse effect on the Fund's
                                          ability to dispose of a particular
                                          security. There are fewer dealers in
                                          the market for high yield municipal
                                          securities than investment grade
                                          municipal obligations. The prices
                                          quoted by different dealers may vary
                                          significantly, and the spread between
                                          the bid and ask price is generally
                                          much larger than for higher quality
                                          instruments. Under adverse market or
                                          economic conditions, the secondary
                                          market for high yield municipal
                                          securities could contract further,
                                          independent of any specific adverse
                                          changes in the condition of a
                                          particular issuer, and these
                                          instruments may become illiquid. As a
                                          result, the Fund could find it more
                                          difficult to sell these securities or
                                          may be able to sell the securities
                                          only at prices lower than if such
                                          securities were widely traded.

                                          See Appendix A to the Fund's
                                          Statement of Additional Information
                                          for a description of Moody's, S&P's
                                          and Fitch's ratings for debt and
                                          other securities.

                                          Interest Rate and Related Risks.

                                             Interest Rate Risk. Interest rate
                                             risk is the risk that debt
                                             securities will decline in value
                                             because of changes in market
                                             interest rates. Generally, when
                                             market interest rates rise, the
                                             value of debt securities decline,
                                             and vice versa. If interest rates
                                             rise, the value of municipal
                                             securities in the Fund's portfolio
                                             generally will decline.

                                             Extension Risk. During periods of
                                             rising interest rates, the average
                                             life of certain types of
                                             securities in which the Fund will
                                             invest may be extended because of
                                             slower than expected principal
                                             payments. This may lock in a below
                                             market interest rate, increase the
                                             security's duration (the estimated
                                             period until the principal and
                                             interest are paid in full) and
                                             reduce the value of the security.
                                             This is known as extension risk.

                                             Prepayment Risk. During periods of
                                             declining interest rates, the
                                             issuer of a security may exercise
                                             its option to prepay principal
                                             earlier than scheduled, forcing
                                             the Fund to reinvest in lower
                                             yielding securities. This is known
                                             as call or prepayment risk.
                                             Municipal securities may have call
                                             features that allow the issuer to
                                             repurchase the security prior to
                                             its stated maturity. An issuer may
                                             redeem a high yield obligation if
                                             the issuer can refinance the debt
                                             at a lower cost due to declining
                                             interest rates or an improvement
                                             in the credit standing of the
                                             issuer

                                             Variable and Floating Rate Risk.
                                             The Fund may invest in variable
                                             and floating rate securities that
                                             provide for adjustment in the
                                             interest rate paid on the
                                             securities on a periodic basis or
                                             when there is a change in a
                                             specified reference rate. These
                                             interest rate reset features may
                                             result in a reduction in the
                                             interest payable to the Fund with
                                             respect to floating rate and
                                             variable rate securities if
                                             interest rates fall.

                                          Maturity Risk. The Fund may invest in
                                          municipal securities of any maturity,
                                          although under normal circumstances
                                          it is anticipated that the Fund will
                                          generally invest in intermediate to
                                          long-term investments. Interest rate
                                          risk will generally affect the price
                                          of a municipal security more if the
                                          security has a longer maturity.
                                          Municipal securities with longer
                                          maturities will therefore be more
                                          volatile than other fixed income
                                          securities with shorter maturities.

                                          Financial Leverage Risk. The Fund's
                                          anticipated use of Financial Leverage
                                          will likely result in greater
                                          volatility of the net asset value and
                                          market price of Common Shares because
                                          changes in the value of the Fund's
                                          portfolio investments, including
                                          investments purchased with the
                                          proceeds of the Financial Leverage,
                                          are borne entirely by the holders of
                                          Common Shares, as the aggregate
                                          principal amount or the aggregate
                                          liquidation preference of the
                                          Financial Leverage will constitute a
                                          senior claim on the assets of the
                                          Fund. Common Share income may fall if
                                          the financing costs of the Financial
                                          Leverage increases and may fluctuate
                                          as those financing costs vary.
                                          Because the fees received by the
                                          Adviser are based on the Managed
                                          Assets of the Fund (including the
                                          proceeds of any Financial Leverage),
                                          the Adviser has a financial incentive
                                          for the Fund to utilize Financial
                                          Leverage, which may create a conflict
                                          of interest between the Adviser and
                                          the Common Shareholders. See
                                          "Risks--Financial Leverage Risk."

                                          Geographic and Sector Risk. The Fund
                                          may invest 25% or more of the value
                                          of its total assets in municipal
                                          securities of issuers located in the
                                          same state or territory or in the
                                          same economic sector. The Fund will
                                          not invest more than 25% of its total
                                          assets in issuers in a single
                                          industry. Governmental issuers of
                                          municipal securities are not
                                          considered part of any "industry."
                                          The Fund is not required to diversify
                                          its holdings in municipal securities
                                          among a fixed number of states or
                                          economic sectors, and, consequently,
                                          the Fund's portfolio may be adversely
                                          affected by developments in a single
                                          state or region. Concentration of the
                                          Fund's investments in one or a
                                          limited number of states or economic
                                          sectors will subject the Fund, to a
                                          greater extent than if such
                                          investments were not so concentrated,
                                          to the risks of adverse economic,
                                          business or political developments
                                          affecting the particular state,
                                          economic sector or other area of
                                          concentration. The issuers of these
                                          municipal securities may be related
                                          in such a way that an economic,
                                          business or political development or
                                          change affecting one municipal
                                          security would also affect other
                                          municipal securities held by the
                                          Fund.

                                          Illiquid Securities Risk. Illiquid
                                          securities may be difficult to
                                          dispose of at a fair price at times
                                          when the Fund believes it is
                                          desirable to do so. The market price
                                          of illiquid securities generally is
                                          more volatile than that of more
                                          liquid securities, which may
                                          adversely affect the price that the
                                          Fund pays for or recovers upon the
                                          sale of illiquid securities. Illiquid
                                          securities are also more difficult to
                                          value and the Adviser's judgment may
                                          play a greater role in the valuation
                                          process. Investment of the Fund's
                                          assets in illiquid securities may
                                          restrict the Fund's ability to take
                                          advantage of market opportunities.
                                          The risks associated with illiquid
                                          securities may be particularly acute
                                          in situations in which the Fund's
                                          operations require cash and could
                                          result in the Fund borrowing to meet
                                          its short-term needs or incurring
                                          losses on the sale of illiquid
                                          securities.

                                          Interest Rate, Credit and other
                                          Derivatives Transactions Risk. The
                                          use of interest rate and credit
                                          default swaps and caps is a highly
                                          specialized activity that involves
                                          investment techniques and risks
                                          different from those associated with
                                          ordinary portfolio security
                                          transactions. The values of
                                          derivatives can be volatile. They may
                                          also involve embedded leverage. Thus,
                                          a small investment in derivatives can
                                          result in a significant loss to the
                                          Fund. When a derivative instrument is
                                          used for hedging purposes, there is a
                                          risk that changes in the derivative's
                                          value will not correspond to changes
                                          in the value of the investments being
                                          hedged. In this event, the Fund may
                                          not fully benefit from or could lose
                                          money on the derivative position. In
                                          addition, some derivatives involve
                                          risk of loss if the person who issued
                                          the derivative or the counterparty to
                                          the transaction defaults on its
                                          obligation. Certain derivatives may
                                          be illiquid and difficult to value.
                                          In large part, the success of the
                                          Fund's hedging activities depends on
                                          the Adviser's ability to forecast
                                          movement in securities prices and
                                          interest rates and there can be no
                                          assurance that the Adviser's judgment
                                          in this respect will be accurate.
                                          Although the Fund's hedging
                                          transactions are designed to reduce
                                          volatility of the Fund's net assets
                                          attributable to its municipal
                                          securities portfolio, these
                                          transactions involve investment
                                          techniques and risks different from
                                          those associated with portfolio
                                          transactions in municipal securities.
                                          Distributions by the Fund of any
                                          income or gains realized on the
                                          Fund's hedging transactions generally
                                          will not be tax-exempt income. Rating
                                          agency guidelines in connection with
                                          the Fund's utilization of Financial
                                          Leverage through the issuance of
                                          Preferred Shares may limit the
                                          ability of the Fund to engage in
                                          certain hedging transactions.

                                          Other Investment Companies Risk. The
                                          Fund may invest in securities of
                                          open- or closed-end investment
                                          companies, including exchange traded
                                          funds (ETFs), that invest primarily
                                          in securities of the types in which
                                          the Fund may invest directly. As a
                                          stockholder in an investment company,
                                          the Fund will bear its ratable share
                                          of that investment company's
                                          expenses, and would remain subject to
                                          payment of the Fund's investment
                                          advisory fees with respect to the
                                          assets so invested. Common
                                          Shareholders would therefore be
                                          subject to duplicative expenses to
                                          the extent the Fund invests in other
                                          investment companies. In addition,
                                          the securities of other investment
                                          companies may also be leveraged and
                                          will therefore be subject to the same
                                          leverage risks described in this
                                          prospectus.

                                          Market Discount Risk. Whether
                                          investors will realize gains or
                                          losses upon the sale of shares of the
                                          Fund will depend upon the market
                                          price of the shares at the time of
                                          sale, which may be less or more than
                                          the Fund's net asset value per share.
                                          Since the market price of the shares
                                          will be affected by such factors as
                                          the relative demand for and supply of
                                          the shares in the market, general
                                          market and economic conditions and
                                          other factors beyond the control of
                                          the Fund, the Fund cannot predict
                                          whether the shares will trade at,
                                          below or above net asset value or at,
                                          below or above the public offering
                                          price. Shares of closed-end funds
                                          often trade at a discount to their
                                          net asset values and the Fund's
                                          shares may trade at such a discount.
                                          This risk may be greater for
                                          investors expecting to sell their
                                          shares of the Fund soon after
                                          completion of the public offering.
                                          The shares of the Fund were designed
                                          primarily for long-term investors,
                                          and investors in the shares should
                                          not view the Fund as a vehicle for
                                          trading purposes.

                                          Management Risk. The Fund is subject
                                          to management risk because it is an
                                          actively managed portfolio. In acting
                                          as the Fund's investment manager of
                                          its portfolio securities, the Adviser
                                          will apply investment techniques and
                                          risk analyses in making investment
                                          decisions for the Fund, but there can
                                          be no guarantee that these will
                                          produce the desired results.

                                          Current Developments. As a result of
                                          the terrorist attacks on the World
                                          Trade Center and the Pentagon on
                                          September 11, 2001, some of the U.S.
                                          securities markets were closed for a
                                          four-day period. These terrorist
                                          attacks, the war in Iraq and its
                                          aftermath and other geopolitical
                                          events have led to, and may in the
                                          future lead to, increased short-term
                                          market volatility and may have
                                          long-term effects on U.S. and world
                                          economies and markets. Similar events
                                          in the future or other disruptions of
                                          financial markets could affect
                                          interest rates, securities exchanges,
                                          auctions, secondary trading, rating,
                                          credit risk, inflation and other
                                          factors relating to the Common
                                          Shares.

Anti-Takeover Provisions in the
  Fund's Governing Documents...........   The Fund's Declaration of Trust and
                                          Bylaws (the "Governing Documents")
                                          include provisions that could limit
                                          the ability of other entities or
                                          persons to acquire control of the
                                          Fund or convert the Fund to an
                                          open-end fund. These provisions could
                                          have the effect of depriving the
                                          Common Shareholders of opportunities
                                          to sell their Common Shares at a
                                          premium over the then-current market
                                          price of the Common Shares. See
                                          "Anti-Takeover and Other Provisions
                                          in the Fund's Governing Documents"
                                          and "Risks--Anti-Takeover
                                          Provisions."

Custodian, Administrator,
  Transfer Agent and Dividend
  Disbursing Agent.....................   The Bank of New York will serve as
                                          the custodian of the Fund's assets
                                          pursuant to a custody agreement.
                                          Under the custody agreement, the
                                          custodian holds the Fund's assets in
                                          compliance with the 1940 Act. For its
                                          services, the custodian will receive
                                          a monthly fee based upon, among other
                                          things, the average value of the
                                          total assets of the Fund, plus
                                          certain charges for securities
                                          transactions.

                                          The Bank of New York will serve as
                                          the Fund's administrator, dividend
                                          disbursing agent, agent under the
                                          Fund's Automatic Dividend
                                          Reinvestment Plan (the "Plan Agent"),
                                          transfer agent and registrar with
                                          respect to the Fund's Common Shares.

                            SUMMARY OF FUND EXPENSES

         The purpose of the table and the example below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The table below and the expenses shown assume that the Fund issues Preferred Shares in an amount equal to 36% of the Fund's total assets (after their issuance) and shows Fund expenses as a percentage of net assets attributable to Common Shares. Footnote 4 to the table also shows Fund expenses as a percentage of net assets attributable to Common Shares but assumes that no Preferred Shares are issued by the Fund (such as will be the case prior to the Fund's expected issuance of Preferred Shares).

Shareholder Transaction Expenses
  Sales load (as a percentage of offering price).......................... 4.50%
  Preferred offering expenses (estimated as a
    percentage of offering price).........................................  [ ]%
  Expenses borne by the Fund(1)(2)........................................  [ ]%
  Dividend Reinvestment Plan fees(3).....................................  None

                                                   Percentage of Net Assets
                                                 Attributableto Common Shares
                                                (assumes Preferred Shares are
                                                        issued)(2)(4)
                                                -----------------------------

Annual Expenses

  Management Fees..............................                      [ ]%
  Interest payments on borrowed funds..........                     None
  Other expenses...............................                      [ ]%
  Total annual expenses........................                      [ ]%

---------

(1)  The Adviser has agreed to pay (i) all organizational costs of the Fund and
     (ii) offering costs of the Fund (other than the sales load but including a partial reimbursement of underwriting expenses) that exceed $.03 per share of Common Shares (0.20% of the offering price). To the extent that aggregate offering expenses are less than $.03 per Common Share, up to .15% of the public offering price of securities sold in this offering, up to such expense limit, will be paid to Claymore Securities, Inc. as reimbursement for the distribution services it provides to the Fund. Claymore Securities, Inc. is an affiliate of the Adviser. See "Underwriting."

(2) If the Fund issues Preferred Shares, costs of the offering of Preferred Shares, estimated to be approximately 36% of the total amount of the aggregate amount of Preferred Shares offered, will be borne immediately by Common Shareholders and result in the reduction of the net asset value of the Common Shares. Assuming the issuance of Preferred Shares in an amount equal to 36% of the Fund's total assets (including the proceeds of the Preferred Share offering) these offering costs are estimated to be approximately $[ ] per Common Share ([ ]% of the offering price of the Common Shares).

(3) You will pay brokerage charges if you direct the Plan Agent to sell your Common Shares held in a dividend reinvestment account. See "Automatic Dividend Reinvestment Plan."

(4) The table presented in this footnote estimates what the Fund's annual expenses would be, stated as percentages of the Fund's net assets attributable to Common Shares but, unlike the table above, assumes that the Fund does not issue Preferred Shares or utilize any other form of Financial Leverage. In accordance with these assumptions, the Fund's expenses would be estimated as follows:

                                                       Percentage of Net Assets
                                                        Attributable to Common
                                                          Shares (assumes no
                                                         Financial Leverage)
                                                       ------------------------

     Annual Expenses

       Management Fees.................................            [ ]%
       Interest payments on borrowed funds.............           None
       Other expenses..................................            [ ]%
       Total annual expenses...........................            [ ]%

         The "Other expenses" shown in the table and related footnotes are based on estimated amounts for the Fund's first year of operations unless otherwise indicated and assume that the Fund issues approximately _____________ Common Shares. If the Fund issues fewer Common Shares, all other things being equal, the Fund's expense ratio as a percentage of net assets would increase.

Example

         As required by relevant Securities and Exchange Commission regulations, the following example illustrates the expenses (including the sales load of $45 and estimated expenses of this offering of $2 and the Fund's estimated Preferred Share offering costs of $[] assuming Preferred Shares are issued representing 36% of the Fund's total assets after issuance) that you would pay on a $1,000 investment in Common Shares, assuming (1) "Total Annual Expenses" of [ ]% of net assets attributable to Common Shares and (2) a 5% annual return*:

                                                  Cumulative Expenses Paid
                                                     for the Period of:
                                           -------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
                                           ------   -------   -------   --------

An  investor would pay the following
  expenses on a $1,000 investment,
  assuming a 5% annual return throughout
  the periods.............................   [ ]      [ ]       [ ]       [ ]

---------

* The example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Fund's actual rate of return may be higher or lower than the hypothetical 5% return shown in the example. The example assumes that the estimated "Other Expenses" set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value.

                                    THE FUND

         Claymore Municipal High Income Fund (the "Fund") is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized as a statutory trust on January [ ], 2005 pursuant to a Certificate of Trust and is governed by the laws of the State of Delaware. As a newly organized entity, the Fund has no operating history. Its principal office is located at 2455 Corporate West Drive, Lisle, Illinois 60532, and its telephone number is (630) 505-3700. Claymore Advisors, LLC (the "Adviser") serves as the Fund's investment adviser.

                                USE OF PROCEEDS

         The net proceeds of the offering of Common Shares will be approximately $_____ ($_____ if the Underwriters exercise the over-allotment option in full) after payment of the estimated offering costs. The Fund will pay all of its offering costs up to $0.03 per Common Share, and the Adviser has agreed to pay (i) all of the Fund's organizational costs and (ii) offering costs of the Fund (other than sales load but including certain partial reimbursements of the expenses of the underwriters) that exceed $0.03 per Common Share. The Fund will invest the net proceeds of the offering in accordance with its investment objectives and policies as stated below. It is currently anticipated that the Fund will be able to invest substantially all of the net proceeds in accordance with its investment objectives and policies within three months after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in U.S. government securities, high grade short-term or long-term debt obligations, or in derivative instruments referencing the performance of certain high yield securities indices or credit default swap indices.

                       INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives and Policies

         The Fund's primary investment objective is to provide a high level of current income exempt from regular federal income tax. As a secondary objective, the Fund may seek capital appreciation to the extent consistent with its primary investment objective. The Fund will pursue its investment objectives by investing its assets primarily in primarily in debt securities and other obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political sub-divisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax ("municipal securities"). The Fund is not limited in the portion of its assets that may be invested in municipal securities the interest income on which is a preference item for purposes of the alternative minimum tax. Distributions from sources other than interest income from the Fund's portfolio of municipal securities, including capital gain distributions, are not exempt from federal income tax. The Fund's investment objectives are considered fundamental and may not be changed without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. There can be no assurance that the Fund will achieve its investment objectives.

Portfolio Investment Parameters

         Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (as defined below) in municipal securities. "Managed Assets" of the Fund means the total assets of the Fund, including the assets attributable to the proceeds from any financial leverage, minus liabilities, other than liabilities related to any financial leverage.

         In normal market conditions, (i) at least 80% of the Fund's portfolio of municipal securities will be rated below investment grade at the time of acquisition (that is, rated Ba or lower by Moody's Investors Service, Inc. ("Moody's) or BB or lower by Standard & Poor's Rating Service ("S&P") or, if unrated, determined by the Fund's investment adviser to be of comparable credit quality) and (ii) up to 20% of the Fund's portfolio of municipal securities will be rated investment grade at the time of acquisition (that is, rated at least Baa by Moody's or at least BBB by S&P or, if unrated, determined by the Fund's investment adviser to be of comparable credit quality).

         To the extent not invested in municipal securities, the Fund may invest up to 20% of its Managed Assets in other securities and financial instruments, including but not limited to corporate bonds and other debt obligations and common equity securities.

         Except as otherwise noted, all percentage limitations set forth in this Prospectus apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action.

Principal Investment Strategies

         The Fund may invest in municipal securities with a broad range of maturities and credit ratings, including both investment grade and below investment grade municipal securities. In managing the Fund's portfolio, the Adviser adjusts the portfolio's duration and overall credit quality in light of changing market and economic conditions. In making decisions with respect to specific municipal securities for the Fund's portfolio, the Adviser employs a disciplined approach, driven primarily by proprietary research regarding prevailing interest rates, economic fundamentals at both the national and state level and in-depth credit research conducted by the Adviser's investment staff.

         Security Selection. The two principal classifications of municipal securities are "general obligations" and "revenue obligations." General obligations are secured by the issuer's pledge of its credit and taxing power for the payment of principal and interest. Revenue obligations are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source but not from the general taxing power. The Adviser anticipates that the Fund's investments in revenue obligations will emphasize municipal securities backed by revenue from essential services, such as hospitals and healthcare, power generation, transportation, education and housing. The Adviser considers both broad economic and issuer-specific factors in selecting a portfolio designed to achieve the Fund's investment objective. In assessing the appropriate maturity, rating and sector weightings of the Fund's portfolio of municipal securities, the Adviser considers a variety of factors that are expected to influence economic activity and interest rates. Once the Adviser determines the preferable characteristics of its assets allocated to municipal securities, the Investment Adviser selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification.

         The Adviser attempts to identify investment grade and below-investment grade municipal securities that are trading at attractive valuations relative to the Investment Adviser's evaluation of the issuer's creditworthiness and, with respect to private activity bonds, the profit potential of the corporation from which the revenue supporting the bonds is derived. The Adviser's overall investment approach is both top-down and bottom-up. The Adviser first seeks to identify the sectors or regions of the municipal bond market that present the best relative value opportunities and then bases the Fund's overall sector and regional weightings on that determination. Once the Adviser establishes the overall regional and sector weightings, the Adviser focuses on selecting those securities within each sector or region that meet its fundamental criteria.

         The Fund may invest to a significant extent in residual interest municipal securities known as inverse floaters. Compared to similar fixed rate municipal securities, the value of these securities will fluctuate to a greater extent in response to changes in prevailing long-term interest rates. Moreover, the income earned on residual interest municipal securities will fluctuate in response to changes in prevailing short-term interest rates. Thus, when such securities are held by the Fund, an increase in short- or long-term market interest rates will adversely affect the income received from such securities or the nest asset value of the Fund's Common Shares. To the extent the Fund has Preferred Shares outstanding, an increase in short-term rates would also result in an increased cost of leverage, which would adversely affect the Fund income available for distribution. Although the Fund is not limited with respect to its investment in residual interest municipal securities, the Fund does not intent initially to invest more than 25% of its total assets in such securities.

         Credit Management. The Fund may invest in municipal securities with a broad range of credit ratings, including both investment grade and below investment grade municipal securities. The Adviser will determine the allocation of the Fund's assets among securities with different credit ratings depending upon the Adviser's evaluation of factors such as the spread between the yields on municipal securities of different ratings, changes in default rates, general economic conditions and the outlook for fiscal issues facing municipal issuers.

         Generally, as the spread between the yield on investment grade and non-investment grade securities widens, the Adviser will allocate a greater portion of the Fund's assets to non-investment grade municipal securities. If the spread based on relative credit quality narrows, the Adviser may determine that certain high yield municipal securities no longer offer a sufficient risk premium and may seek to increase the average credit quality of the Fund's portfolio. As the economy strengthens and the default risk lessens, the Adviser may increase the Fund's investment in lower quality securities. The Adviser also seeks to mitigate the risks of investing in below investment grade securities through a disciplined approach, driven primarily by fundamental research to assess an issuer's credit quality and the relative value of its securities. Moreover, with respect to below investment grade securities that are private activity bonds, the Adviser intends to emphasize securities that are backed by revenue from publicly traded companies. The Adviser believes that this focus offers the potential for an informational advantage due to the substantial reporting requirements of public companies. With respect to investments in below investment grade private activity bonds, the Adviser also seeks to leverage its corporate credit research capabilities by selecting securities for the Fund payable by revenue derived from issuers followed by its staff focusing on below investment grade corporate issuers.

         The Adviser believes that a blend of investment grade and non-investment grade municipal securities offers investors the opportunity for high current yield without undue credit risk. Below investment grade municipal securities covering a broad range of sectors and issuers have traded in the past year with historically wide spreads and what the Adviser believes to be attractive valuations relative to investment grade municipal securities. High yield municipal securities also have shown low correlation to other asset classes, including corporate bonds, U.S. Treasury securities and equity securities, providing diversification potential to an investment portfolio.

The Fund's Investments

         Municipal Securities. The Fund will invest primarily in municipal securities, which are debt securities and other obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political sub-divisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax. Municipal securities often are issued to obtain funds for various public purposes, including refunding outstanding obligations, funding general operating expenses, lending to other public institutions and facilities and the construction of a wide range of public facilities.

         The two principal classifications of municipal securities are "general obligations" and "revenue obligations." General obligations are secured by the issuer's pledge of its credit and taxing power for the payment of principal and interest, although the characteristics and enforcement of general obligations may vary according to the law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. The obligations of the issuer of a revenue obligation may, in addition, be backed by a letter of credit from a bank, a guarantee from another issuer or insurance. The credit rating assigned to municipal securities may reflect the existence of these guarantees, letters of credit or other credit enhancement features. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds, zero coupon bonds, deferred interest bonds and capital appreciation bonds. In addition to general obligations and revenue obligations, there are a variety of hybrid and special types of municipal securities.

         One or a small number of institutional investors, such as the Fund, may purchase an entire issue of municipal securities. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities may be readily marketable.

         Although distributions of interest income from the Fund's municipal securities are generally exempt from regular federal income tax, such distributions may be subject to the alternative minimum tax and distributions from other sources, including capital gain distributions, and any gains on the sale of your common shares are not. You should consult your tax adviser as to whether you will be subject to state and local taxes on your distributions from the Fund.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. The Fund cannot predict what legislation, if any, may be proposed in the future in Congress regarding the federal income tax status of interest on municipal securities. Such proposals, if enacted, would materially and adversely affect the Fund.

         Types of municipal securities in which the Fund may invest include, without limitation, the following:

         Municipal notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. Tax anticipation notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the notes. Tax and revenue anticipation notes combine the funding sources of both tax anticipation notes and revenue anticipation notes. Construction loan notes are sold to provide construction financing. Mortgage notes insured by the Federal Housing Authority secure these notes; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The anticipated revenues from taxes, grants or bond financing generally secure the obligations of an issuer of municipal notes. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable.

         Municipal leases and certificates of participation. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal leases frequently involve special risks not normally associated with general obligations or revenue obligations. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure fully to recover the Fund's original investment. To the extent that the Fund invests in unrated municipal leases or participates in such leases, the credit quality and risk of cancellation of such unrated leases will be monitored on an ongoing basis.

         A certificate of participation represents an undivided interest in an unmanaged pool of municipal leases, installment purchase agreements or other instruments. The certificates are typically issued by a municipal agency, a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. Such certificates provide the Fund with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days' notice, of all or any part of the Fund's participation interest in the underlying municipal securities, plus accrued interest.

         Certain municipal lease obligations and certificates of participation may be deemed to be illiquid for the purpose of the Fund's limitation on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by the Fund may be determined by the Adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities for the purpose of such limitation.

         In determining the liquidity of municipal lease obligations and certificates of participation, the Adviser will consider a variety of factors, including: (i) the willingness of dealers to bid for the obligation; (ii) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (iii) the frequency of trades or quotes for the obligation; and (iv) the nature of the marketplace trades. In addition, the Investment Adviser will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund.

         Tax-exempt commercial paper. Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance the working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

         Private activity bonds. Private activity bonds, formerly referred to as industrial development bonds, are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. The Fund's distributions of its interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

         Tender option bonds. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued with the agreement of a third party, such as a bank, broker-dealer or other financial institution, which grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Tender option bonds are deemed to be liquid unless, in the opinion of the Investment Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the Fund's credit quality requirements, to be inadequate and the bond would not otherwise be readily marketable. The Adviser intends to invest in tender option bonds the interest on which will, in the opinion of bond counsel, counsel for the issuer of interests therein or counsel selected by the Adviser, be exempt from regular federal income tax. However, because there can be no assurance that the Internal Revenue Service (the "IRS") will agree with such counsel's opinion in any particular case, there is a risk that the Fund will not be entitled to treat the interest received on a tender option bond as exempt from regular federal income tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees in relation to various regulated investment company tax provisions, is unclear. The Adviser intends to manage the Fund's portfolio in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

         Pre-Refunded Municipal Securities. The principal of and interest on pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.

         Residual interest municipal securities. The interest rate of residual interest municipal securities bears an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed-rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed-rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates, rise, and increase the interest paid to the Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively new and volatile. These securities tend to underperform the market for fixed-rate bonds in a rising interest rate environment, but tend to outperform the market for fixed-rate bonds when interest rates decline. Shifts in the long-term interest rate may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising interest rates if exercised at an opportune time. Investment in inverse floaters may amplify the effects of the Fund's use of leverage. Should short-term interest rates rise, the combination of the Fund's investment in inverse floaters and the use of leverage likely will adversely affect the Fund's income and distributions to Common Shareholders. Although the Fund is not limited with respect to its investment in residual interest municipal securities, the Fund does not initially intend to invest more than 10% of total assets in such securities.

         Insured Municipal Securities. "Insured" municipal securities are securities for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance only entitles the Fund to receive at maturity the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the municipal securities or the value of the shares of the Fund. The Fund may utilize new issue or secondary market insurance. A bond issuer who wishes to increase the credit rating of a security purchases a new issue insurance policy. By paying a premium and meeting the insurer's underwriting standards, the bond issuer is able to obtain a high credit rating (usually, Aaa from Moody's or AAA from S&P) for the issued security. Such insurance is likely to increase the purchase price and resale value of the security. New issue insurance policies are non-cancelable and continue in force as long as the bonds are outstanding. A secondary market insurance policy is purchased by an investor.

         Auction Rate Securities. The Fund may invest in auction rate securities, including auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities (collectively, "auction rate securities"). Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is some risk that an auction will fail due to insufficient demand for the securities. The Fund will take the time remaining until the next scheduled auction date into account for the purpose of determining the securities' duration. The Fund's investments in auction rate securities of closed-end funds are subject to the limitations on investments in other investment companies prescribed by the 1940 Act. Dividends received by the Fund on such auction rate municipal securities will not be eligible for treatment as tax-qualified dividends.

         Standby commitments. In order to enhance the liquidity of municipal securities, the Fund may acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a "standby commitment" or "liquidity put," depending on its characteristics. The aggregate price which the Fund pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms. Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party's ability to purchase the security. The right to sell may be exercisable on demand or at specified intervals and may form part of a security or be acquired separately by the Fund.

         Zero coupon securities. The securities in which the Fund invests may include zero coupon securities, which are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service but generally require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than securities that make regular payments of interest. The Fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations, in which case the Fund will forgo the purchase of additional income producing assets with these funds.

         Structured securities. The value of the principal and/or interest on structured securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators ("reference") or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the reference. The terms of the structured securities may provide, in certain circumstances, that no principal is due at maturity and, therefore, may result in a loss of the Fund's investment. Changes in the interest rate or principal payable at maturity may be a multiple of the changes in the value of the reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed income securities.

         Securities Ratings. The Fund may, consistent with its investment objectives and policies, invest in municipal securities with a broad range of credit ratings, including both below investment grade and investment grade securities. Municipal securities of below investment grade quality (that is, rated Ba or lower by Moody's or BB or lower by S&P or, if unrated, determined by the Adviser to be of comparable credit quality) are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal and are commonly referred to as "junk bonds" or "high yield securities." They involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated municipal securities.

         Municipal securities rated Ba or BB may face significant ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the issuer being unable to meet its financial commitments. The protection of interest and principal payments may be moderate and not well-safeguarded during both good and bad times. Municipal securities rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be low, and such municipal securities are more vulnerable to nonpayment than obligations rated BB. Adverse business, financial or economic conditions will likely impair the issuer's capacity or willingness to meet its financial commitment on municipal securities. Municipal securities rated Caa, Ca or C by Moody's or CCC, CC or C by S&P are generally speculative to a high degree. These municipal securities may be in default or they may present elements of danger with respect to principal or interest. Generally, the issuers are dependent upon favorable business, financial and economic conditions to meet their financial commitments on such municipal securities. The descriptions of the rating categories by Moody's and S&P, including a description of their speculative characteristics, are set forth in the Statement of Additional Information. All references to securities ratings by Moody's and S&P in this prospectus shall, unless otherwise indicated, include all securities within each such rating category (that is, (1), (2) and (3) in the case of Moody's and (+) and (-) in the case of S&P).

         The Fund may invest in high yield municipal securities of any rating, including securities that are in default at the time of purchase. All percentage and ratings limitations on securities in which the Fund may invest shall apply at the time of acquisition and shall not be considered violated if an investment rating is subsequently downgraded to a rating that would have precluded the Fund's initial investment in such security or the percentage limitation is exceeded as a result of changes in the market value of the Fund's portfolio securities. The Fund is not required to dispose of a security in the event a rating agency downgrades or withdraws its rating of a security. In the event that the Fund disposes of a portfolio security subsequent to its being downgraded, the Fund may experience a greater risk of loss than if such security had been sold prior to such downgrading. When a security is rated by more than one of these rating agencies, the Adviser will use the highest rating in applying its investment policies.

         Illiquid Securities. The Fund may invest up to [20]% of its total assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Illiquid securities include, but are not limited to restricted securities (securities for which the disposition is restricted under the federal securities laws), securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act") but that are deemed to be illiquid, and repurchase agreements with maturities in excess of seven days. The Fund's Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period of time may elapse between the Fund's decision to sell and when the Fund is actually permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which would have prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith by the Board of Trustees or its delegate.

         Interest Rate and Hedging Transactions. The Fund may invest in derivatives and engage in other strategic transactions. A derivative is a financial instrument the value of which is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments. The Fund may seek to hedge its municipal securities portfolio against changes in interest rates using exchange-traded futures and option contracts, options on futures contracts, and also may enter into various interest rate transactions such as swaps, caps, floors or collars or enter into credit transactions and credit default swaps. These transactions also may include the use of interest rate and total return swaps (to seek to hedge against adverse changes in interest rates affecting securities held by the Fund, dividends payable on any preferred shares issued by the Fund) and credit-linked securities and other credit-based derivatives transactions (such as credit default swaps) designed to replicate the investment performance of an index or basket of municipal high yield securities or to seek to hedge against defaults by issuers of securities held by the Fund. In large part, the success of the Fund's hedging activities depends on the Adviser's ability to forecast movement in securities prices and interest rates and there can be no assurance that the Adviser's judgment in this respect will be accurate. There is no assurance that the Fund will undertake any such hedging transactions or that, if undertaken, that any such hedging strategies will be successful. Income that the Fund derives from these transactions generally will not be tax-exempt.

         Other Investment Companies. The Fund may invest up to 10% of the Fund's total assets in securities of other open- or closed-end investment companies that invest primarily in securities of the types in which the Fund may invest directly. The Adviser generally expects that it may invest in other investment companies either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds from this offering of Common Shares or during periods when there is a shortage of attractive securities available in the market. As a stockholder in an investment company, the Fund will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's investment advisory fees with respect to the assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same Financial Leverage risks described in this Prospectus.

         Repurchase Agreements. The Fund may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which the Fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the Fund's purchase price, with the difference being income to the Fund. Under policies adopted by the Fund's board of trustees (the "Board of Trustees"), the Adviser reviews and monitors the creditworthiness of institutions that enter into repurchase agreements with the Fund. The counterparty's obligation under a repurchase agreement are collateralized with U.S. Treasury or agency obligations with a market value of not less than 100% of the obligation, valued daily. Collateral is held by the Fund's custodian for the benefit of the Fund. Repurchase agreements afford the Fund an opportunity to earn income on temporarily available cash at low risk. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before its repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and interest involved in the transaction. Any income generated by repurchase agreements will not be tax-exempt.

         Lending of Portfolio Securities. The Fund may lend portfolio securities to registered broker-dealers or other institutional investors deemed by the Adviser to be creditworthy under agreements which require that the loans be secured continuously by collateral consisting of cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned as well as the benefit of any increase and the detriment of any decrease in the market value of the securities loaned and will also earn income by investing cash collateral. The Fund will not have the right to vote any securities having voting rights during the existence of the loan, but will call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund may lend portfolio securities only to firms that have been approved by the Adviser under procedures adopted by the Board of Trustees. The Adviser will monitor the creditworthiness of approved borrowers. At no time will the value of the securities loaned exceed 33 1/3% of the value of the Fund's total assets. Any income generated from securities lending will not be tax-exempt.

         Defensive and Temporary Investments. Normally, the Fund invests substantially all of its assets to meet its investment objectives. The Fund may invest the remainder of its assets in cash or cash equivalent short-term obligations, including, but not limited to, short-term municipal securities, certificates of deposit, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. government, its agencies, authorities or instrumentalities and repurchase agreements. Interest on certain of these short-term obligations may be subject to federal income tax. The Fund may also invest all or any portion of its assets in such instruments for temporary defensive purposes. During such periods, the Fund may not be able to achieve its investment objectives.

Portfolio Turnover

         The Fund will buy and sell securities to seek to accomplish its investment objectives. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or securities sold by the average monthly value of securities owned during the year (excluding securities whose maturities at acquisition were one year or less). Higher portfolio turnover may decrease the after-tax return to individual investors in the Fund to the extent it results in a decrease of the portion of the Fund's distributions that is attributable to long-term capital gain. Under normal market conditions, the Fund anticipates that its annual portfolio turnover rate will not exceed 100%, although portfolio turnover is not considered a limiting factor in the execution of investment decisions for the Fund.

Investment Restrictions

         The Fund has adopted certain other investment limitations designed to limit investment risk. These limitations are fundamental and may not be changed without the approval of the holders of a majority of the outstanding Common Shares, as defined in the 1940 Act, (and Preferred shares, if any, voting together as a single class). See "Investment Restrictions" in the Statement of Additional Information for a complete list of the fundamental investment policies of the Fund. Should the Fund decide to utilize financial leverage in the future, it may become subject to rating agency guidelines that are more limiting than its fundamental investment restrictions in order to obtain and maintain a desired rating on the financial leverage.

                           USE OF FINANCIAL LEVERAGE

         The Fund may seek to utilize financial leverage (""Financial Leverage"). The Fund may leverage through the issuance of preferred shares ("Preferred Shares"). The Fund is also authorized to borrow or issue debt securities ("Borrowings") for financial leveraging purposes and for temporary purposes such as settlement of transactions. Under current market conditions, the Fund intends to utilize Financial Leverage within approximately three months of the completion of this offering of its Common Shares through the issuance of Preferred Shares in an amount not expected to exceed 36% of the Fund's total assets (including the proceeds of Preferred Shares offering). Preferred Shares will have seniority over the Common Shares. The issuance of Preferred Shares would leverage the Common Shares. There is no assurance that the Fund will utilize Financial Leverage or that, if utilized, that the Fund's leveraging strategy will be successful.

Preferred Shares

         Approximately one to three months after completion of the Common Shares offering, the Fund intends currently to issue Preferred Shares representing approximately 36% of the Fund's total assets (including the proceeds from the Preferred Shares offering) immediately after their issuance. Such offering is subject to market conditions and the Fund's receipt of a top credit rating on the Preferred Shares from one or more Nationally Recognized Statistical Rating Organizations ("NRSROs") (most likely Moody's and/or Fitch). The Fund presently anticipates that any Preferred Shares that it intends to issue would be initially given the highest ratings by Moody's or S&P. See "Appendix A--Ratings of Investments" in the Statement of Additional Information.

         Because the aggregate liquidation preference of Preferred Shares will have a senior claim on the assets of the Fund, changes in the value of the Fund's portfolio securities, including costs attributable to Preferred Shares, will be borne entirely by the Common Shareholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, the Financial Leverage will decrease (or increase) the net asset value per Common Share to a greater extent than if the Fund were not leveraged. During periods in which the Fund is using Financial Leverage, the fees paid to the Adviser for investment advisory services will be higher than if the Fund did not use Financial Leverage because the fees paid will be calculated on the basis of the Fund's Managed Assets, which includes the proceed from the Financial Leverage. If the Fund issues Preferred Shares, the Common Shareholders will bear the offering costs of the issuance of any Preferred Shares, which are currently expected to be approximately ____% of the total amount of the gross proceeds of the Preferred Shares offering.

         Under the 1940 Act, the Fund may not issue Preferred Shares unless, immediately after such issuance, it has an "asset coverage" of at least 200%. For these purposes, "asset coverage" means the ratio of (i) total assets less all liabilities and indebtedness not represented by "senior securities" to (ii) the amount of "senior securities representing indebtedness" plus the "involuntary liquidation preference" of the Preferred Shares. "Senior security" means any bond, note, or similar security evidencing indebtedness and any class of shares having priority over any other class as to distribution of assets or payment of dividends. "Senior security representing indebtedness" means any "senior security" other than equity shares. The "involuntary liquidation preference" of the Preferred Shares is the amount that holders of Preferred Shares would be entitled to receive in the event of an involuntary liquidation of the Fund in preference to the Common Shares.

         In addition, the Fund is not permitted to declare any dividend (except a dividend payable in Common Shares), or to declare any other distribution on its Common Shares, or to purchase any Common Shares, unless the Preferred Shares have at the time of the declaration of any such dividend or other distribution, or at the time of any such purchase of Common Shares, an asset coverage of at least 200% after deducting the amount of such dividend, distribution or purchase price. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary to maintain asset coverage of any Preferred Shares of at least 200%.

         If Preferred Shares are outstanding, two of the Fund's Trustees will be elected by the holders of Preferred Shares, voting separately as a class. The remaining Trustees of the Fund will be elected by holders of Common Shares and Preferred Shares voting together as a single class. In the unlikely event the Fund failed to pay dividends on Preferred Shares for two years, Preferred Shares would be entitled to elect a majority of the Trustees of the Fund. The failure to pay dividends or make other distributions could result in the Fund's ceasing to qualify for treatment as a regulated investment company under the Code, which could have a material adverse effect on the value of the Common Shares.

         The Fund may be subject to certain restrictions imposed either by guidelines of one or more NRSROs that may issue ratings for Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Adviser, as the case may be, from managing the Fund's assets in accordance with the Fund's investment objective and policies. In addition to other considerations, to the extent that the Fund believes that the covenants and guidelines required by the NRSROs would impede its ability to meet its investment objective, or if the Fund is unable to obtain its desired rating on Preferred Shares (expected to be AAA/Aaa), the Fund will not issue Preferred Shares.

Borrowings

         As noted above, the Fund is also authorized utilize Borrowings for financial leveraging purposes and for temporary purposes such as settlement of transactions. The Fund does not currently intend to utilize Borrowings for Financial Leverage. Under the 1940 Act, the Fund generally is not permitted to issue commercial paper or notes or borrow unless, immediately after the borrowing or commercial paper or note issuance, the value of the Fund's total assets less liabilities other than the principal amount represented by commercial paper, notes or other Borrowings, is at least 300% of such principal amount. In addition, the Fund is not permitted to declare any cash dividend or other distribution on the Common Shares unless, at the time of such declaration, the value of the Fund's total assets, less liabilities other than the principal amount represented by commercial paper, notes or other Borrowings, is at least 300% of such principal amount after deducting the amount of such dividend or other distribution. If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the principal amount of any outstanding commercial paper, notes or other Borrowings to the extent necessary to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle the debt holders to elect a majority of the Board of Trustees.

Effects of Financial Leverage

         Assuming (1) that the proceeds from the issuance of Preferred Shares will represent in the aggregate approximately 36% of the Fund's total assets after such issuance, and (2) the Fund will pay dividends with respect to such Preferred Shares at an annual average rate of ____%, then the incremental income generated by the Fund's portfolio (net of estimated expenses including expenses related to the Financial Leverage) must exceed approximately ____% to cover such dividends specifically related to the Preferred Shares. Of course, these numbers are merely estimates used for illustration. Actual dividend rates may vary frequently and may be significantly higher or lower than the rate estimated above.

         The following table is furnished pursuant to requirements of the Securities and Exchange Commission. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund's investment portfolio returns will be. The table further reflects the issuance of Financial Leverage representing approximately 33% of the Fund's total assets after such issuance. The table does not reflect any offering costs of Common Shares or Preferred Shares.

Assumed portfolio total return ........ (10.00)%  (5.00)%  0.00%   5.00%  10.00%
Common Share total return .............

         Common Share total return is composed of two elements--the Common Share dividends paid by the Fund (the amount of which is largely determined by the Fund's net investment income after paying the carrying cost of Financial Leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As required by Securities and Exchange Commission rules, the table assumes that the Fund is more likely to suffer capital loss than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the net investment income it receives on its investments is entirely offset by losses on the value of those investments. This table reflects the hypothetical performance of the Fund's portfolio and not the performance of the Fund's Common Shares, the value of which will be determined by market and other factors.

          During the time in which the Fund is utilizing Financial Leverage, the amount of the fee paid to the Adviser for investment advisory services will be higher than if the Fund did not utilize Financial Leverage because the fees paid will be calculated based on the Fund's Managed Assets, which may create a conflict of interest between the Adviser and the Common Shareholders. Because the Financial Leverage costs will be borne by the Fund at a specified rate, only the Fund's Common Shareholders will bear the cost of the Fund's fees and expenses. The Fund generally will not use Financial Leverage if the Adviser anticipates that such use would result in a lower return to Common Shareholders for any significant amount of time.

         Unless and until the Fund utilizes Financial Leverage, the Common Shares will not be leveraged and this section will not apply.

                                     RISKS

         Investors should consider the following risk factors and special considerations associated with investing in the Fund. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

No Operating History

         The Fund is a newly organized, diversified, closed-end management investment company with no operating history.

Not a Complete Investment Program

         The Fund is intended for investors seeking a high level of current income and capital appreciation over the long term. The Fund is not meant to provide a vehicle for those who wish to play short-term swings in the stock market. An investment in the Common Shares of the Fund should not be considered a complete investment program. Each Common Shareholder should take into account the Fund's investment objectives as well as the Common Shareholder's other investments when considering an investment in the Fund.

Municipal Securities Market Risk

         The yields on and market prices of municipal securities are dependent on a variety of factors, including general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The value of outstanding municipal securities will vary as a result of changing evaluations of the ability of their issuers to meet the interest and principal payments. Such values will also change in response to changes in the interest rates payable on new issues of municipal securities. Changes in the value of the municipal securities held in the Fund's portfolio arising from these or other factors will cause changes in the Fund's net asset value per share.

         The ability of a municipal issuer to meet its obligations on municipal securities (other than private activity bonds) is subject to the risk that the municipal issuer of the securities will not have sufficient revenues from taxes and other sources of income to pay interest and to repay principal on the municipal securities. The level of municipal income may be adversely affected by various factors, including general economic activity, real estate values and changes in governmental expenses. The obligations of the issuer to pay the principal of and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due the principal of or interest on a municipal security may be materially affected.

         The amount of public information available about the issuance of municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than would a stock fund or a taxable bond fund. The secondary market for municipal securities, particularly the below investment grade municipal securities in which the Fund will invest, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its municipal securities at attractive prices.

         Municipal securities may be backed by letters of credit or other forms of credit enhancement issued by domestic or foreign banks or by other financial institutions. The credit quality of these banks and financial institutions could, therefore, cause a loss to the Fund. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war and expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

Tax Risk

         The value of the Fund's investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, could significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Fund's net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, the Common Shares are not a suitable investment if you intend to hold you Common Shares in an IRAs or other tax-exempt or tax-deferred account or if you are not sensitive to the federal income tax consequences of your investments.

Credit Risk

         Credit risk is the risk that an issuer of a municipal security will become unable to meet its obligation to make interest and principal payments. The two principal classifications of municipal securities are "general obligations" and "revenue obligations." General obligations are secured by the issuer's pledge of its credit and taxing power for the payment of principal and interest. Revenue obligations are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source but not from the general taxing power. Sizable investments in these obligations could involve an increased risk to the Fund should any of the related facilities experience financial difficulties. Private activity bonds are in most cases revenue obligations and do not generally carry the pledge of the credit of the issuing municipality.

Below Investment Grade Securities Risk

         The Fund intends to purchase municipal securities that are rated below investment grade (commonly referred to as "junk bonds" or "high yield securities"), that is, rated Ba or below by Moody's or BB or below by S&P, and unrated securities determined by the Adviser to be of comparable credit quality. Investment in municipal securities of below investment grade quality involves substantial risk of loss. "Junk bonds" are considered predominantly speculative with respect to the issuer's ability to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for municipal securities of below investment grade quality tend to be more volatile, and these securities are less liquid, than investment grade debt securities. For these reasons, an investment in the Fund is subject to the following specific risks:

         o increased price sensitivity to changing interest rates and to a deteriorating economic environment

         o   greater risk of loss due to default or declining credit quality

         o adverse issuer specific events are more likely to render the issuer unable to make interest and/or principal payments

         o if a negative perception of the high yield market develops, the price and liquidity of high yield securities may be depressed, and this negative perception could last for a significant period of time

         Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal payments and interest payments than an investment grade issuer. The principal amount of high yield securities outstanding has proliferated in the past decade as an increasing number of issuers have used high yield securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity.

         The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor that may have an adverse effect on the Fund's ability to dispose of a particular security. There are fewer dealers in the market for high yield municipal securities than investment grade municipal obligations. The prices quoted by different dealers may vary significantly, and the spread between the bid and ask price is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for high yield municipal securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.

         See Appendix A to the Fund's Statement of Additional Information for a description of Moody's, S&P's and Fitch's ratings for debt and other securities.

Interest Rate and Related Risks

         Interest Rate Risk. The value of municipal securities in the Fund's portfolio generally will decline if interest rates rise. Market interest rates are currently at lower levels and there is a risk that the net asset value and market price of the Fund's common shares will decline if market interest rates rise. The prices of securities that have longer maturities may fluctuate more than the prices of shorter term securities in response to changes in interest rates. The net asset value of the Fund and market price of the Fund's common shares are likely to fluctuate more in response to changes in market rates of interests than if the Fund invested primarily in short-term debt securities.

         Extension Risk. During periods of rising interest rates, the average life of certain types of securities in which the Fund will invest may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the principal and interest are paid in full) and reduce the value of the security. This is known as extension risk.

         Prepayment Risk. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk. Municipal securities may have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem a high yield obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer.

         Variable and Floating Rate Risk. The Fund may invest in variable and floating rate securities that provide for adjustment in the interest rate paid on the securities on a periodic basis or when there is a change in a specified reference rate. These interest rate reset features may result in a reduction in the interest payable to the Fund with respect to floating rate and variable rate securities if interest rates fall.

Maturity Risk

           The Fund may invest in municipal securities of any maturity, although under normal circumstances it is anticipated that the Fund will generally invest in intermediate to long-term investments. Interest rate risk will generally affect the price of a municipal security more if the security has a longer maturity. Municipal securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, municipal securities with shorter maturities will be less volatile but generally provide lower returns than municipal securities with longer maturities. The average maturity of the Fund's municipal security investments may affect the volatility of the Fund's net asset value.

Financial Leverage Risk

The Fund's use of Financial Leverage through the issuance of Preferred Shares and Borrowings, as well as the economic leverage inherent in certain derivatives, including credit default swaps, creates the opportunity for increased common share net income, but also creates risks for holders of common shares. There is no assurance that the Fund's leveraging strategies will be successful. Financial Leverage creates risks which may adversely affect the return for the holders of Common Shares, including:

         o the likelihood of greater volatility of the net asset value and market price of the Fund's Common Shares;

         o the possibility either that Common Share income will fall if the Preferred Share dividend rate rises or the Fund's Borrowing costs increase, or that Common Share income will fluctuate because of changes in the Preferred Share dividend rates or Borrowing costs; and

         o the possibility that the Fund may need to sell portfolio securities for other than investment purposes in a manner or at times which may not be advantageous to the Fund.

         If the Fund issues Preferred Shares or borrows money to make additional investments and the income and capital appreciation from those investments exceed the dividends payable on the Preferred Shares or the costs of Borrowing, the Fund's investment return will be greater than if Financial Leverage had not been used. However, if the dividends payable on the Preferred Shares or the costs of Borrowing exceed the income and capital appreciation from the additional investments, the Fund would lose money and its investment return will be lower than if Financial Leverage had not been used. An increase in interest rates, which would increase the costs of Financial Leverage, may be likely because market rates of interest are currently near their lowest levels in recent years.

         Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and, in some cases, covenants that may affect the Fund's ability to pay dividends and distributions on Common Shares. The Fund may also be required to pledge its assets to the lenders in connection with certain types of Borrowing. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more nationally recognized statistical rating organizations which may issue ratings for the Preferred Shares or short-term or long-term debt issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

    Because the investment advisory fee received by the Adviser are based on the Fund's Managed Assets (which include assets attributable to any outstanding Preferred Shares and the aggregate principal amount of any Borrowings), the Adviser has a financial incentive to cause the Fund to use Financial Leverage, which creates a conflict between the interests of the Adviser and the interests of the holders of Common Shares.

Geographic and Sector Risk

         The Fund may invest 25% or more of the value of its total assets in municipal securities of issuers located in the same state or territory or in the same economic sector. The Fund will not invest more than 25% of its total assets in issuers in a single industry. Governmental issuers of municipal securities are not considered part of any "industry." The Fund is not required to diversify its holdings in municipal securities among a fixed number of states or economic sectors, and, consequently, the Fund's portfolio may be adversely affected by developments in a single state or region. Concentration of the Fund's investments in one or a limited number of states or economic sectors will subject the Fund, to a greater extent than if such investments were not so concentrated, to the risks of adverse economic, business or political developments affecting the particular state, economic sector or other area of concentration. The issuers of these municipal securities may be related in such a way that an economic, business or political development or change affecting one municipal security would also affect other municipal securities held by the Fund.

         Sector Concentration. The Fund may invest all of its assets in municipal securities the interest on which is paid solely from revenues from the same economic sector. The Adviser anticipates that the Fund's investments in revenue bonds will emphasize municipal securities backed by revenue from essential services, such as hospitals and healthcare, power generation, transportation, education and housing. Subject to the availability of suitable investment opportunities, the Adviser will attempt to diversify the Fund's investments to seek to minimize the portfolio's sensitivity to credit and other risks associated with a particular issuer, industry or sector, or to the impact of a single economic, political or regulatory occurrence. To the extent that the Fund focuses its assets in the hospital and healthcare sector, the Fund will be subject to risks associated with such sector, including adverse government regulation and reduction in reimbursement rates, as well as government approval of products and services and intense competition. Issuers in the power generation sector can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel and natural resource conservation. The transportation sector, including airports, airlines, ports and other transportation facilities, can be significantly affected by changes in the economy, fuel prices, labor relations, insurance costs and government regulation.

         Geographic Concentration. The Fund has no current intention to invest more than 25% of the value of its total assets in municipal securities of issuers located in a single state but may do so in the future. To the extent that the Fund invests more than 25% of its assets in municipal securities of issuers in a single state, the Fund will be exposed to a greater degree to risks associated with that specific state, including budget and fiscal issues, changes in the degree of financial support from the state to local governments, political disputes that delay appropriations or otherwise adversely affect municipal securities and the general economic activity in such state, which may adversely affect tax receipts and other municipal revenue. The Fund will not notify shareholders if 25% or more of the Fund's assets are represented by municipal issuers in a single state. However, the Fund's annual and semi-annual financial statements will disclose the percentage of the Fund's assets invested in each state and the Fund will issue a press release in the event that more than 25% of the value of the Fund's total assets are invested in municipal securities of issuers located in a single state, identifying the state and including appropriate risk disclosure as to such state.

Risks of Municipal Leases and Certificates of Participation

         Municipal leases and certificates of participation involve special risks not normally associated with general obligations or revenue obligations. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure fully to recover the Fund's original investment. In the event of non-appropriation, the issuer would be in default and taking ownership of the assets may be a remedy available to the Fund, although the Fund does not anticipate that such a remedy would normally be pursued.

         To the extent that the Fund invests in unrated municipal leases or participates in such leases, the credit quality and risk of cancellation of such unrated leases will be monitored on an ongoing basis. Certificates of participation, which represent interests in unmanaged pools of municipal leases or installment contracts, involve the same risks as the underlying municipal leases. In addition, the Fund may be dependent upon the municipal authority issuing the certificates of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation. Certain municipal lease obligations and certificates of participation may be deemed to be illiquid for the purpose of the Fund's limitation on investments in illiquid securities.

Illiquid Securities Risk

         Illiquid securities may be difficult to dispose of at a fair price at times when the Fund believes it is desirable to do so. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of illiquid securities. Illiquid securities are also more difficult to value and the Adviser's judgment may play a greater role in the valuation process. Investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities.

Interest Rate, Credit and other Derivatives Transactions Risk

         The use of interest rate and credit default swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. The values of derivatives can be volatile. They may also involve embedded leverage. Thus, a small investment in derivatives can result in a significant loss to the Fund. When a derivative instrument is used for hedging purposes, there is a risk that changes in the derivative's value will not correspond to changes in the value of the investments being hedged. In this event, the Fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative or the counterparty to the transaction defaults on its obligation. Certain derivatives may be illiquid and difficult to value. In large part, the success of the Fund's hedging activities depends on the Adviser's ability to forecast movement in securities prices and interest rates and there can be no assurance that the Adviser's judgment in this respect will be accurate. Although the Fund's hedging transactions are designed to reduce volatility of the Fund's net assets attributable to its municipal securities portfolio, these transactions involve investment techniques and risks different from those associated with portfolio transactions in municipal securities. Distributions by the Fund of any income or gains realized on the Fund's hedging transactions generally will not be tax-advantaged income. Rating agency guidelines in connection with the Fund's utilization of Financial Leverage through the issuance of Preferred Shares may limit the ability of the Fund to engage in certain hedging transactions.

Other Investment Companies Risk

         The Fund may invest in securities of open- or closed-end investment companies, including exchange traded funds (ETFs), that invest primarily in securities of the types in which the Fund may invest directly. As a stockholder in an investment company, the Fund will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's investment advisory fees with respect to the assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described in this prospectus.

Market Discount Risk

         Whether investors will realize gains or losses upon the sale of shares of the Fund will depend upon the market price of the shares at the time of sale, which may be less or more than the Fund's net asset value per share. Since the market price of the shares will be affected by such factors as the relative demand for and supply of the shares in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether the shares will trade at, below or above net asset value or at, below or above the public offering price. Shares of closed-end funds often trade at a discount to their net asset values and the Fund's shares may trade at such a discount. This risk may be greater for investors expecting to sell their shares of the Fund soon after completion of the public offering. The shares of the Fund were designed primarily for long-term investors, and investors in the shares should not view the Fund as a vehicle for trading purposes.

Management Risk

         The Fund is subject to management risk because it is an actively managed portfolio. In acting as the Fund's investment manager of its portfolio securities, the Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Current Developments Risk
         As a result of the terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001, some of the U.S. securities markets were closed for a four-day period. These terrorist attacks, the war in Iraq and its aftermath and other geopolitical events have led to, and may in the future lead to, increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Similar events in the future or other disruptions of financial markets could affect interest rates, securities exchanges, auctions, secondary trading, rating, credit risk, inflation and other factors relating to the Common Shares.

Anti-takeover Provisions

         The Fund's Governing Documents include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to an open-end fund. See "Anti-takeover and Other Provisions in the Fund's Governing Documents."

                             MANAGEMENT OF THE FUND

Trustees and Officers

         The Board of Trustees is broadly responsible for the management of the Fund, including general supervision of the duties performed by the Adviser. The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the Statement of Additional Information.

The Adviser

         Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group, LLC, acts as the Fund's investment adviser pursuant to an investment advisory agreement with the Fund (the "Advisory Agreement"). The Adviser is a Delaware limited liability company, with its principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532.

         Pursuant to the Advisory Agreement, the Adviser provides the Fund with investment research, advice and supervision and furnishes the Fund with an investment program consistent with the Fund's investment objectives and principal investment strategies, subject to the supervision of the Board of Trustees. The Adviser selects portfolio securities to be purchased and sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the Fund's portfolio securities and reports to the Board of Trustees on the Fund's investments and performance. The Adviser also furnishes office space and necessary facilities and equipment to the Fund, provides administrative services to the Fund, provides personnel, including certain officers required for the Fund's administrative management and pays the compensation of all officers and trustees of the Fund who are also officers, directors or employees of the Adviser or its affiliates.

         Claymore Advisors, LLC acts as investment adviser to five other closed-end investment companies, and serves as investment adviser or portfolio supervisor to portfolios with approximately $[__] billion in assets as of December 31, 2004. Claymore Securities, Inc., an affiliate of the Adviser and one of the underwriters, acts as servicing agent to various investment companies and specializes in the creation, development and distribution of investment solutions for advisers and their valued clients.

         As compensation for its services, the Fund pays the Adviser a fee, payable monthly, in an annual amount equal to [ ]% of the Fund's average daily Managed Assets (as defined below), net of any amounts that the Adviser is obligated to pay to one or more of the underwriters in this offering representing additional compensation as described under the caption "Underwriting" in this prospectus.

         Portfolio Manager. Vincent Giordano, Senior Managing Director of Municipal Securities Investment Management for the Adviser and leader of the Adviser's municipal securities investment management team, will lead the team responsible for management of the Fund's portfolio. Mr. Giordano's investment management experience dates back to the 1970s. Prior to joining the Adviser, he served as Senior Vice President and Portfolio Manager with Merrill Lynch Asset Management/Merrill Lynch Investment Managers, where, under his leadership, the tax-exempt division grew to the second largest in the industry, with over $50 billion in assets under management.

         Other members of the Adviser's municipal securities investment management team include:

         Roberto Roffo, Managing Director. Mr. Roffo has twelve years of investment management experience and works with the Adviser's team in developing, marketing and managing municipal securities funds. Mr. Roffo previously served as a Director and Portfolio Manager with Merrill Lynch Asset Management/Merrill Lynch Investment Managers, where he managed approximately $4 billion in assets.

         George Gregorio, Managing Director. Mr. Gregorio's investment management experience dates back to the 1970s and he serves as a municipal securities analyst for the Adviser. Her previously served as a sell-side high yield and investment grade bond analyst for J.B. Hanauer & Co. Mr. Gregorio is a member of the National Federation of Municipal Analysts for whom he was co-founder and the first chairperson. He is also a member of the Municipal Analyst Group of New York, and previously served as chairperson for that organization.

         Christion Smith, Managing Director. With financial services experience dating back to 1986, Mr. Smith serves as a Portfolio Manager for the Adviser and also is active in the Adviser's product development process. Mr. Smith previously served as Senior Portfolio Manager for HSBC Private Bank and as Senior Vice President and Municipal Team Leader for Oppenheimer Funds. Mr. Smith was also previously a co-head of the Municipal Portfolio Management Team for Prudential Global Asset Management, where he was responsible for approximately $6 billion in assets under management.

Advisory Agreement

         Pursuant to the Advisory Agreement between the Adviser and the Fund, the Fund has agreed to pay the Adviser a management fee payable on a monthly basis at the annual rate of [ ]% of the Fund's average daily Managed Assets for the services and facilities it provides. The liquidation preference of Preferred Shares issued by the Fund, if any, is not a liability.

         In addition to the fees of the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its Trustees (other than those affiliated with the Adviser), custodial expenses, transfer agency and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of issuing any financial leverage, expenses of preparing, printing and distributing prospectuses, stockholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

                                NET ASSET VALUE

         The net asset value of the Common Shares will be calculated by subtracting the Fund's total liabilities (including from borrowings) and the liquidation preference of any outstanding preferred shares from total assets (the market value of the securities the Fund holds plus cash and other assets). The per share net asset value is calculated by dividing its net asset value by the number of Common Shares outstanding and rounding the result to the nearest full cent. The Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time, every day on which the New York Stock Exchange is open. Information that becomes known to the Fund or its agent after the Fund's net asset value has been calculated on a particular day will not be used to retroactively adjust the price of a security or the Fund's net asset value determined earlier that day.

         The Trust generally values its portfolio securities using readily available market quotations, a pricing service or a pricing matrix. When prices from these sources are not available or are considered by the Adviser to be unreliable, the Trust may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the Trust's Board of Trustees. The Trust also may use the fair value of a security when the Adviser determines that market price determined using these methods no longer accurately reflects the value of the security due to factors affecting one or more relevant securities markets or the specific issuer. The use of fair value pricing by the Trust may cause the net asset value of its common shares to differ from the net asset value that would be calculated using closing market prices. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which is a method of estimating market value and is a fair value methodology approved by the Board of Trustees. The value of interest rate swaps, collars, caps and floors is determined in accordance with a formula and then confirmed periodically by obtaining a bank quotation, which is a method, approved by the Board of Trustees, of determining such instruments' fair value. Positions in options are valued at the last sale price on the market where any such option is principally traded. Positions in futures contracts are valued at closing prices for such contracts established by the exchange on which they are traded. Repurchase agreements are valued at cost plus accrued interest. This is a method, approved by the Board of Trustees, of determining such repurchase agreements' fair value.

                                 DISTRIBUTIONS

         The Fund intends to pay substantially all of its net investment income to Common Shareholders through quarterly distributions. In addition, the Fund intends to distribute any net long-term capital gains to Common Shareholders as long-term capital gain dividends at least annually. The Fund expects that dividends paid on the Common Shares will consist of (i) investment company taxable income, (including short-term capital gain, income from certain hedging and interest rate transactions), (ii) long-term capital gain (gain from the sale of a capital asset held longer than 12 months) and (iii), to a lesser extent, qualified dividend income (income from domestic and certain foreign corporations).

         If, for any calendar year, the Fund's total distributions exceed net investment income and net realized capital gain (any such excess, the "Excess"), the Excess distributed from the Fund's assets would generally be treated as a tax-free return of capital up to the amount of the Common Shareholder's basis in his or her Common Shares. A "return of capital" is that portion of a distribution that exceeds the Fund's current and accumulated earnings and profits. The return of capital shall be applied against and reduce the shareholder's adjusted tax basis of his/her Common Shares dollar-for-dollar, resulting in a potential increase of the shareholder's taxable gain upon the sale of his/her Common Shares.

         Pursuant to the requirements of the 1940 Act, in the event the Fund makes distributions from sources other than income, a notice will accompany each quarterly distribution with respect to the estimated source of the distribution made. Such notices will describe the portion, if any, of the quarterly dividend which, in the Fund's good faith judgment, constitutes long-term capital gain, short-term capital gain, investment company taxable income or a return of capital. The actual character of such dividend distributions for federal income tax purposes, however, will only be determined finally by the Fund at the close of its fiscal year, based on the Fund's full year performance and its actual net investment company taxable income and net capital gains for the year, which may result in a recharacterization of amounts distributed during such fiscal year from the characterization in the quarterly estimates.

         Initial distributions to Common Shareholders are expected to be declared approximately 60 to 90 days after completion of the Common Share offering, and paid approximately 90 to 120 days after the completion of the Common Share offering, depending upon market conditions. The Fund expects that, over time, it will distribute all of its investment company taxable income. The investment company income of the Fund will consist of all interest and dividend income accrued on portfolio assets, short-term capital gain and income from certain hedging and interest rate transactions, less all expenses of the Fund. Expenses of the Fund will be accrued each day.

         To permit the Fund to maintain more stable quarterly distributions, the Fund may initially distribute less than the entire amount of the net investment income earned in a particular period. The undistributed net investment income may be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular quarterly period may be more or less than the amount of net investment income actually earned by the Fund during the period, and the Fund may have to sell a portion of its investment portfolio to make a distribution at a time when independent investment judgment might not dictate such action. Undistributed net investment income is included in the Common Shares' net asset value, and, correspondingly, distributions from net investment income will reduce the Common Shares' net asset value. ]

                      AUTOMATIC DIVIDEND REINVESTMENT PLAN

         Under the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), a shareholder whose Common Shares are registered in his or her own name will have all distributions reinvested automatically by The Bank of New York, which is agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to Common Shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional Common Shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Shares registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to investors who do not participate in the Plan will be paid by check mailed directly to the record holder by The Bank of New York as dividend disbursing agent.

         Under the Plan, whenever the market price of the Common Shares is equal to or exceeds net asset value at the time Common Shares are valued for purposes of determining the number of Common Shares equivalent to the cash dividend or capital gains distribution, participants in the Plan are issued new Common Shares from the Fund, valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then-current market price of the Common Shares. The valuation date is the dividend or distribution payment date or, if that date is not an NYSE trading day, the next preceding trading day. If the net asset value of the Common Shares at the time of valuation exceeds the market price of the Common Shares, the Plan agent will buy the Common Shares for such Plan in the open market, on the NYSE or elsewhere, for the participants' accounts, except that the Plan agent will endeavor to terminate purchases in the open market and cause the Fund to issue Common Shares at the greater of net asset value or 95% of market value if, following the commencement of such purchases, the market value of the Common Shares exceeds net asset value. If the Fund should declare a dividend or capital gains distribution payable only in cash, the Plan agent will buy the Common Shares for such Plan in the open market, on the NYSE or elsewhere, for the participants' accounts. There is no charge from the Fund for reinvestment of dividends or distributions in Common Shares pursuant to the dividend reinvestment Plan; however, all participants will pay a pro rata share of brokerage commissions incurred by the Plan agent when it makes open-market purchases.

         The Plan agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records. Common Shares in the account of each Plan participant will be held by the Plan agent in non-certificated form in the name of the participant.

         In the case of shareholders such as banks, brokers or nominees, which hold Common Shares for others who are the beneficial owners, the Plan agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the shareholder as representing the total amount registered in the shareholder's name and held for the account of beneficial owners who participate in the Plan.

         Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate its Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of such Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Plan agent on at least 90 days written notice to the participants in such Plan. All correspondence concerning the Plan should be directed to The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217, phone number (718) 315-4818.
                           DESCRIPTION OF THE SHARES

         The following is a brief description of the terms of the Common Shares and of the Fund's expected issuance of Preferred Shares. This description does not purport to be complete and is qualified by reference to the Fund's Agreement and Declaration of Trust and By-Laws (together, its "Governing Documents").

Common Shares

         The Fund is an unincorporated statutory trust organized under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated as of January [ ], 2005. The Fund is authorized to issue an unlimited number of common shares of beneficial interest, par value $.01 per share. Each Common Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable, except that the Board of Trustees shall have the power to cause shareholders to pay expenses of the Fund by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of common shares owned by each respective shareholder. If the Fund issues and has preferred shares outstanding, the holders of Common Shares will not be entitled to receive any distributions from the Fund unless all accrued dividends on Preferred shares have been paid, unless asset coverage (as defined in the 1940 Act) with respect to Preferred shares would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the Preferred shares have been met. See "--Preferred shares" below. All Common Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, to all holders of its shares.

         The Fund has no present intention of offering any additional Common Shares. Any additional offerings of Common Shares will require approval by the Fund's Board of Trustees. Any additional offering of Common Shares will be subject to the requirements of the 1940 Act, which generally provides that Common Shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing holders of Common Shares or with the consent of a majority of the Fund's outstanding voting securities.

         The Common Shares of the Fund are expected to be listed on the NYSE under the symbol "[ ]."

         The Fund's net asset value per share generally increases and decreases based on the market value of the Fund's securities, and these changes are likely to be greater because the Fund intends to have a leveraged capital structure. Net asset value will be reduced immediately following the offering of Common Shares by the amount of the sales load and organization and offering expenses paid by the Fund. See "Use of Proceeds."

         Voting Rights. Until any Preferred Shares are issued, holders of the Fund's Common Shares will vote as a single class to elect the Fund's Board of Trustees and on additional matters with respect to which the 1940 Act mandates a vote of the Fund's shareholders. If Preferred Shares are issued, holders of Preferred Shares will have the right to elect two of the Fund's Trustees, and will have certain other voting rights. See "Description of the Shares - Preferred Shares" and "Anti-Takeover Provisions in the Fund's Governing Documents."

         Book-Entry. The Common Shares will initially be held in the name of Cede & Co., as nominee for DTC. The Fund will treat Cede & Co. as the holder of record of the Common Shares for all purposes. In accordance with the procedures of DTC, however, purchasers of Common Shares will be deemed the beneficial owners of Common Shares purchased for purposes of dividends, voting and liquidation rights. Purchasers of Common Shares may obtain registered certificates by contacting the Transfer Agent.

Preferred Shares

         The Fund's Governing Document provide that the Fund's Board of Trustees may authorize and issue Preferred Shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the holders of the Common Shares. Holders of Common Shares have no preemptive right to purchase any Preferred Shares that might be issued.

         The Fund may elect to issue Preferred Shares as part of its Financial Leverage strategy. If Preferred Shares are issued, the Fund currently intends to issue Preferred Shares representing no more than 33% of the Fund's total assets immediately after the Preferred Shares are issued. The Board of Trustees also reserves the right to change the foregoing percentage limitation and may issue Preferred Shares to the extent permitted by the 1940 Act, which currently limits the aggregate liquidation preference of all outstanding Preferred Shares to 50% of the value of the Fund's total assets less liabilities and indebtedness of the Fund. We cannot assure you, however, that any Preferred Shares will be issued. Although the terms of any Preferred Shares, including dividend rate, liquidation preference and redemption provisions, will be determined by the Board of Trustees, subject to applicable law and the Governing Documents, it is likely that the Preferred Shares will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term bonds, by providing for the periodic re-determination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of the Preferred Shares will be similar to those stated below.

         Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per Preferred Share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of Common Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund.

         Voting Rights. The 1940 Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by holders of Common Shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Fund at any time two years' dividends on any Preferred Shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares and
(2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund's sub-classification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund's ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board of Trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of Preferred Shares will have equal voting rights with holders of Common Shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of Common Shares as a single class.

         The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

         Redemption, Purchase and Sale of Preferred Shares by the Fund. The terms of the Preferred Shares are expected to provide that (1) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share, (2) the Fund may tender for or purchase Preferred Shares and (3) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund will reduce the leverage applicable to the Common Shares, while any resale of shares by the Fund will increase that leverage.

         The discussion above describes the possible offering of Preferred Shares by the Fund. If the Board of Trustees determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Governing Documents. The Board of Trustees, without the approval of the holders of Common Shares, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

Borrowings

         The Fund is permitted, without prior approval of the Common Shareholders, to borrow money. The Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting the Fund's assets as security. In connection with such borrowing, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate.

         Limitations. Borrowings by the Fund are subject to certain limitations under the 1940 Act, including the amount of asset coverage required. In addition, agreements related to the Borrowings may also impose certain requirements, which may be more stringent than those imposed by the 1940 Act. See "Use of Financial Leverage" and "Risks--Financial Leverage Risk."

         Distribution Preference. The rights of lenders to the Fund to receive interest on, and repayment of, principal of any such Borrowings will be senior to those of the Common Shareholders, and the terms of any such Borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances.

         Voting Rights. The 1940 Act does (in certain circumstances) grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on, or repayment of, principal. In the event that such provisions would impair the Fund's status as a regulated investment company under the Code, the Fund, subject to its ability to liquidate its relatively illiquid portfolio, intends to repay the Borrowings. Any Borrowings will likely be ranked senior or equal to all other existing and future borrowings of the Fund.

                   ANTI-TAKEOVER AND OTHER PROVISIONS IN THE
                           FUND'S GOVERNING DOCUMENTS

         The Fund presently has provisions in its Governing Documents which could have the effect of limiting, in each case, (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transactions, or (iii) the ability of the Fund's trustees or shareholders to amend the Governing Documents or effectuate changes in the Fund's management. These provisions of the Governing Documents of the Fund may be regarded as "anti-takeover" provisions. The Board of Trustees is divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board of Trustees. A trustee may be removed from office by the action of a majority of the remaining trustees followed by a vote of the holders of at least 75% of the shares then entitled to vote for the election of the respective trustee.

         In addition, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Fund's Board of Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Fund, voting separately as a class or series, to approve, adopt or authorize certain transactions with 5% or greater holders of a class or series of shares and their associates, unless the transaction has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund shall be required. For purposes of these provisions, a 5% or greater holder of a class or series of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class or series of shares of beneficial interest of the Fund.

         The 5% holder transactions subject to these special approval requirements are:

         o the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder;

         o the issuance of any securities of the Fund to any Principal Shareholder for cash (other than pursuant of any automatic dividend reinvestment plan);

         o the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period; or

         o the sale, lease or exchange to the Fund or any subsidiary of the Fund, in exchange for securities of the Fund, of any assets of any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period.

         To convert the Fund to an open-end investment company, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Board of the Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of shares of the Fund, voting separately as a class or series, unless such amendment has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund shall be required. The foregoing vote would satisfy a separate requirement in the 1940 Act that any conversion of the Fund to an open-end investment company be approved by the shareholders. If approved in the foregoing manner, conversion of the Fund to an open-end investment company could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all shareholders.

         To liquidate the Fund, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Board of Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Fund, voting separately as a class or series, unless such liquidation has been approved by at least 80% of trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund shall be required.

             For the purposes of calculating "a majority of the outstanding voting securities" under the Fund's Agreement and Declaration of Trust, each class and series of the Fund shall vote together as a single class, except to the extent required by the 1940 Act or the Fund's Agreement and Declaration of Trust with respect to any class or series of shares. If a separate vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required.

         The Board of Trustees has determined that provisions with respect to the Board of Trustees and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the 1940 Act, are in the best interest of shareholders generally. Reference should be made to the Agreement and Declaration of Trust on file with the Securities and Exchange Commission for the full text of these provisions. See "Additional Information."

                           CLOSED-END FUND STRUCTURE

         Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities, although it is not expected that the Fund will invest in illiquid securities.

         However, shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from net asset value, but in some cases trade at a premium. The market price may be affected by trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end fund. The foregoing factors may result in the market price of the Common Shares being greater than, less than or equal to net asset value. The Board of Trustees has reviewed the structure of the Fund in light of its investment objectives and policies and has determined that the closed-end structure is in the best interests of the shareholders. As described below, however, the Board of Trustees will review periodically the trading range and activity of the Fund's shares with respect to its net asset value and the Board may take certain actions to seek to reduce or eliminate any such discount. Such actions may include open market repurchases or tender offers for the Common Shares at net asset value or the possible conversion of the Fund to an open-end investment company. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to net asset value per Common Share. In addition, as noted above, the Board of Trustees has determined in connection with this initial offering of Common Shares of the Fund that the closed-end structure is desirable, given the Fund's investment objectives and policies. Investors should assume, therefore, that it is highly unlikely that the Board would vote to convert the Fund to an open-end investment company.

                        TENDER OFFERS FOR COMMON SHARES

         In recognition of the possibility that the Common Shares might trade at a discount to net asset value and that any such discount may not be in the interest of shareholders, the Fund's Board of Trustees currently intends to consider authorizing the Fund to make an annual tender offer for any or all of its outstanding Common Shares at the then current net asset value if, on the last business day of January, commencing in 2006 and in each year thereafter (each, a "Tender Determination Date"), the average of the last reported sales prices of a Common Share on the New York Stock Exchange on the Tender Determination Date and the four preceding trading days is 95% or less of the average net asset value of a Common Share on such days. Any tender offer made by the Fund for its Common Shares will be at a price equal to the net asset value of the Common Shares determined at the close of business on the day the offer ends.

         Should the Fund determine to make a tender offer for its Shares, the Fund will provide notice describing the tender offer. The notice and related tender offer documents will contain information shareholders should consider in deciding whether to tender their Common Shares, including instructions on how to tender shares. Information concerning the purchase price to be paid by the Fund and the manner in which shareholders may ascertain net asset value during the pendency of a tender offer will also be set forth in the notice. The Fund will purchase Common Shares tendered in accordance with the terms of the offer unless it determines to terminate the offer. Costs associated with the tender will be charged against capital. See the Statement of Additional Information for additional information concerning repurchase of Common Shares.

         The Fund's Board of Trustees currently intends to consider authorizing the Fund to tender for any or all of its outstanding Common Shares. If any tender offer, after consideration and approval by the Fund's Board of Trustees, is made for less than all of the outstanding Common Shares, the terms of such tender offer will set forth the maximum number of Common Shares that the Fund is willing to purchase. The Fund will purchase all Common Shares (subject to any such maximum) tendered unless it determines in accordance with the terms of the offer to accept none of them. Each person tendering Common Shares will pay to the Fund a reasonable service charge to help defray certain costs, including the processing of tender forms, effecting payment, postage and handling. The Fund's transfer agent will receive the fee as an offset to these costs. The Fund expects that the cost to the Fund of effecting a tender offer will exceed the aggregate of all service charges received from those who tender their Common Shares. Costs associated with the tender will be charged against capital.

         If a tender offer has been made, the Trustees' announced policy, which may be changed by the Trustees, is that the Fund cannot accept tenders if: (1) in the reasonable judgment of the Trustees, there is not sufficient liquidity of the assets of the Fund; (2) such transactions, if consummated, would (a) impair the Fund's status as a regulated investment company under the Internal Revenue Code (which would make the Fund a taxable entity, causing the Fund's taxable income to be taxed at the Fund level, as more fully described under the heading "Taxation" in the Prospectus and in the Statement of Additional Information) or (b) result in a failure to comply with applicable asset coverage requirements; or (3) there is, in the Board of Trustees' reasonable judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) suspension of or limitation on prices for trading securities generally on any United States national securities exchange or in the over-the-counter market, (c) declaration of a banking moratorium by federal or state authorities or any suspension of payment by banks in the United States or New York State, (d) limitation affecting the Fund or the issuers of its portfolio securities imposed by federal or state authorities on the extension of credit by lending institutions, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States since commencement of the tender offer or (f) other event or condition which would have a material adverse effect on the Fund or the holders of its Shares if Shares were repurchased. The Trustees may modify these conditions in light of experience.

         If the Fund must liquidate portfolio holdings in order to purchase Common Shares tendered, the Fund may realize gains and losses. Any such net realized gains will not be tax-exempt. The Fund may be required to increase the amount of its portfolio invested in cash or short-term investments in anticipation of tender offers or to borrow money in order to finance repurchases. Cash and short-term investments generally produce a lower return than investments in longer term municipal securities, and borrowing involves costs and expenses.

         The Fund's Declaration of Trust authorizes the Fund, without prior approval of the Common Shareholders, to borrow money in an amount up to 33 1/3% of the Fund's total assets, for the purpose of, among other things, obtaining short-term credits in connection with tender offers by the Fund for Common Shares. See "Description of the Shares--Borrowings." The Fund's ability to borrow money, and the terms of any such Borrowings, may be limited by the terms of any Preferred Shares outstanding. The Fund does not intend to use borrowings for long-term financial leverage purposes. Accordingly, the Fund will not purchase additional portfolio securities at any time that borrowings, including the Fund's commitments, pursuant to reverse repurchase agreements, exceed 5% of the Fund's total assets (after giving effect to the amount borrowed).

              There can be no assurance that any tender offers will cause the Common Shares to trade at a price equal to or in excess of their net asset value. Nevertheless, the possibility that a portion of the Fund's outstanding Common Shares may be the subject of tender offers may reduce the spread between market price and net asset value that might otherwise exist. In the opinion of the Fund, sellers may be less inclined to accept a significant discount in the sale of their Common Shares if they have a reasonable expectation of being able to receive a price of net asset value for a portion of their Common Shares in conjunction with an announced tender offer for the Common Shares.

              Although the Board of Trustees believes that tender offers generally would have a favorable effect on the market price of the Common Shares, the acquisition of Common Shares by the Fund will decrease the total assets of the Fund and therefore will have the effect of increasing the Fund's expense ratio. Because of the nature of the Fund's investment objectives, policies and portfolio, the Adviser does not anticipate that repurchases of Common Shares or tender offers should interfere with the ability of the Fund to manage its investments in order to seek its investment objectives, and does not anticipate any material difficulty in borrowing money or disposing of portfolio securities to consummate repurchases of or tender offers for Common Shares, although no assurance can be given that this will be the case.

                          CONVERSION TO OPEN-END FUND

         To convert the Fund to an open-end investment company, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Board of the Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of shares of the Fund, voting separately as a class or series, unless such amendment has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund shall be required. The foregoing vote would satisfy a separate requirement in the 1940 Act that any conversion of the Fund to an open-end investment company be approved by the shareholders. If approved in the foregoing manner, conversion of the Fund to an open-end investment company could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all shareholders.

         In the event of conversion, the Common Shares would cease to be listed on the NYSE or other national securities exchange or market system. The Board of Trustees believes, however, that the closed-end structure is desirable, given the Fund's investment objectives and policies. Investors should assume, therefore, that it is unlikely that the Board of Trustees would vote to convert the Fund to an open-end investment company. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Fund would expect to pay all such redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new Common Shares would be sold at net asset value plus a sales load.

                                    TAXATION

         The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the Fund and the purchase, ownership and disposition of the Fund's Common Shares. A more complete discussion of the tax rules applicable to the Fund and its Common Shareholders can be found in the SAI that is incorporated by reference into this Prospectus. This discussion assumes you are a U.S. person and that you hold your Common Shares as capital assets. This discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder and judicial and administrative authorities, all of which are subject to change or differing interpretations by the courts or the IRS, possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. federal tax concerns affecting the Fund and its Common Shareholders (including Common Shareholders owning large positions in the Fund).

         The discussion set forth herein does not constitute tax advice and potential investors are urged to consult their own tax advisers to determine the specific U.S. federal, state, local and foreign tax consequences to them of investing in the Fund.

Taxation of the Fund

         The Fund intends to elect to be treated and to qualify each year as a "regulated investment company" under Subchapter M of the Code. In order to qualify as a regulated investment company, the Fund must satisfy certain requirements regarding the sources of its income, the diversification of its assets and the distribution of its income.

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its Common Shareholders provided that it distributes each taxable year at least the sum of (i) 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) 90% of the Fund's net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute substantially all of such income each year. The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its Common Shareholders.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders.

         A portion of the Fund's expenditures that would otherwise be deductible will not be allowed as deductions by reason of the Fund's investment in municipal securities (with such disallowed portion, in general, being the same percentage of the Fund's aggregate expenses as the percentage of the Fund's aggregate income that constitutes exempt interest income from municipal securities). A similar disallowance rule also applies to interest expense paid or incurred by the Fund, if any. Such disallowed deductions will reduce the amount that the Fund can designate as exempt-interest dividends by the disallowed amount.

         Certain of the Fund's investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions (which, as discussed above, will reduce the amount of exempt-interest dividends that the Fund may pay), (ii) convert long-term capital gain into higher taxed short-term capital gain or ordinary income,
(iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the timing as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

Taxation of Common Shareholders

         Provided that the Fund qualifies as a regulated investment company and at least 50% of the value of the Fund's total assets at the close of each quarter of its taxable year consists of municipal securities, tax-exempt interest received by the Fund from its investments in municipal securities in such years will be eligible to flow through as tax-exempt exempt interest dividends to the Fund's shareholders. Dividends paid to you by the Fund that are attributable to interest on municipal securities and that are properly designated as "exempt-interest dividends" will not be subject to regular federal income tax. The percentage of income designated as tax-exempt is applied uniformly to all distributions made during each taxable year and may differ from the actual percentage of tax-exempt income earned by the Fund during any particular month. Distributions paid to you by the Fund from its net realized long-term capital gains, if any, that the Fund designates as "capital gains dividends" are taxable as long-term capital gains, regardless of how long you have held your Common Shares. All other dividends paid to you by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits ("ordinary income dividends") are generally subject to tax as ordinary income. The Fund does not expect that significant portion of its ordinary income dividends will be eligible (i) to be treated as "qualified dividend income," which is generally subject to tax at the rates applicable to long-term capital gains, or (ii) for the dividends received deduction.

         Any interest on indebtedness you incur (directly or indirectly) to purchase or carry Common Shares will not be deductible for U.S. federal income tax purposes to the extent it is deemed under the Code and applicable regulations to relate to exempt-interest dividends you received from the Fund. If you receive exempt-interest dividends with respect to any Common Share that you hold for six months or less, then any loss on the sale or exchange of such Common Share may, to the extent of the exempt-interest dividends received, be disallowed. In addition, if you receive social security or certain railroad retirement benefits, you may be subject to U.S. federal income tax on a portion of such benefits as a result of receiving investment income, including exempt-interest dividends and other distributions paid by the Fund.

         Exempt-interest dividends derived from interest on certain "private activity bonds" will be items of tax preference for purposes of the U.S. federal alternative minimum tax. In addition, all exempt-interest dividends received by Common Shareholders that are corporations will be treated as an adjustment item for purposes of the U.S. federal corporate alternative minimum tax. The Common Shares may not be an appropriate investment if you are "substantial users" of facilities financed by industrial revenue or private activity bonds or you are "related" to substantial users. You should consult your own tax advisers as to whether you are (i) "substantial users" with respect to a facility or "related" to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax.

         Any distributions you receive from the Fund that are in excess of the Fund's current or accumulated earnings and profits will be treated as a tax-free return of capital to the extent of your adjusted tax basis in your Common Shares, and thereafter as capital gain from the sale of Common Shares. The amount of any Fund distribution that is treated as a tax-free return of capital will reduce your adjusted tax basis in your Common Shares, thereby increasing your potential gain or reducing your potential loss on any subsequent sale or other disposition of your Common Shares.

         Ordinary income dividends and capital gain dividends are taxable to you even if they are reinvested in additional Common Shares pursuant to the Plan. Dividends paid by the Fund are generally treated under the Code as received by you at the time the dividend or distribution is made. If, however, the Fund pays you a dividend in January that was declared as of a record date in the previous October, November or December, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

         The Fund will send you information after the end of each year setting forth the amount and tax status of any distributions paid to you by the Fund.

         The sale or other disposition of Common Shares will generally result in capital gain or loss to you, and will be long-term capital gain or loss if you have held such Common Shares for more than one year at the time of sale. Any loss upon the sale or exchange of Common Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you with respect to such Common Shares. Any loss you realize on a sale or exchange of Common Shares will be disallowed if you acquire other Common Shares (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the Common Shares. In such case, your tax basis in the Common Shares acquired will be adjusted to reflect the disallowed loss.

         The exclusion from gross income of exempt-interest dividends for regular U.S. federal income tax purposes does not necessarily result in exclusion under the tax laws of any state or local taxing authority, which laws vary with respect to the taxation of such income. Many states will exempt from tax that portion of an exempt-interest dividend that represents interest received by the Fund on that state's securities, subject in some cases to compliance with concentration and/or reporting requirements, which the Fund makes no commitment to seek to satisfy. The Fund will, however, report annually to its shareholders the percentage of interest income received by the Fund during the preceding year on federally tax-exempt obligations indicating, on a state-by-state basis only, the source of such income. You are advised to consult your own tax adviser regarding the exclusion from gross income, if any, of exempt interest dividends under the state and local tax laws that may be applicable.

         The Fund may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the taxable dividends, distributions and redemption proceeds payable to Common Shareholders who fail to provide the Fund (or its agent) with their correct taxpayer identification number (in the case of individuals, generally, their social security number) or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain Common Shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.

                                  UNDERWRITING

         Subject to the terms and conditions stated in a purchase agreement dated , 2005, each underwriter named below, for which is acting as representative, has severally agreed to purchase, and the Fund has agreed to sell to such underwriter, the number of Common Shares set forth opposite the name of such underwriter.

                                                               Number of
             Underwriter                                     Common Shares
             -----------                                     -------------


Common Shares
-------------

Claymore Securities, Inc. ..................................
   Total ...................................................

         The purchase agreement provides that the obligations of the underwriters to purchase the Common Shares included in this offering are subject to the approval of certain legal matters by counsel and certain other conditions. The underwriters are obligated to purchase all the Common Shares sold under the purchase agreement if any of the Common Shares are purchased. In the purchase agreement, the Fund and the Adviser have agreed to indemnify the underwriters against certain liabilities, including liabilities arising under the Securities Act of 1933, as amended, or to contribute payments the underwriters may be required to make for any of those liabilities.

Commissions and Discounts

         The underwriters propose to initially offer some of the Common Shares directly to the public at the public offering price set forth on the cover page of this prospectus and some of the Common Shares to certain dealers at the public offering price less a concession not in excess of $[ ] per share. The sales load the Fund will pay of $.[ ] per share is equal to [ ]% of the initial offering price. The underwriters may allow, and the dealers may reallow, a discount in excess of $[ ] per share on sales to other dealers. After the initial public offering, the public offering price, concession and discount may be changed. Investors must pay for any Common Shares purchased on or before [ ], 2005.

         The following table shows the public offering price, sales load, estimated organizational and offering expenses and proceeds, after expenses, to the Fund. The information assumes either no exercise or full exercise by the underwriters of their overallotment option.

                                                        Per Share   Without Option   With Option
                                                        ---------   --------------   -----------
Public offering price..................................   $15.00         $               $
Sales load.............................................   $              $               $
Estimated organizational and offering expenses.........   $              $               $
Proceeds, after expenses, to the Fund..................   $              $               $

         The expenses of the offering are estimated at $[ ]and are payable by the Fund. The Fund has agreed to pay the underwriters $[ ] per common share as a partial reimbursement of expenses incurred by them in connection with the offering. The amount payable by the Fund as this partial reimbursement to the underwriters will not exceed [ ]% of the total price to the public of the Common Shares sold in this offering. The Adviser has agreed to pay (i) all of the Fund's organizational costs and (ii) offering costs of the Fund (other than sales load, but including the partial reimbursement of underwriting expenses) that exceed $.03 per Common Share.

Overallotment Option

         The Fund has granted the underwriters an option to purchase up to __________ additional Common Shares at the public offering price, less the sales load, within 45 days from the date of this prospectus solely to cover any overallotments. If the underwriters exercise this option, each will be obligated, subject to conditions contained in the purchase agreement, to purchase a number of additional Common Shares proportionate to that underwriter's initial amount reflected in the above table.

Price Stabilization, Short Positions and Penalty Bids

         Until the distribution of the Common Shares is complete, Securities and Exchange Commission rules may limit underwriters and selling group members from bidding for and purchasing the Common Shares. However, the representatives may engage in transactions that stabilize the price of the Common Shares, such as bids or purchases to peg, fix or maintain that price.

         If the underwriters create a short position in the Common Shares in connection with the offering, i.e., if they sell more Common Shares than are listed on the cover of this prospectus, the representatives may reduce that short position by purchasing Common Shares in the open market. The representatives may also elect to reduce any short position by exercising all or part of the overallotment option described above. The underwriters may also impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Common Shares sold in this offering for their account may be reclaimed by the syndicate if such Common Shares are repurchased by the syndicate in stabilizing or covering transactions. Purchases of the Common Shares to stabilize its price or to reduce a short position may cause the price of the Common Shares to be higher than it might be in the absence of such purchases.

         Neither the Fund nor any of the underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the Common Shares. In addition, neither the Fund nor any of the underwriters make any representation that the representatives will engage in these transactions or that these transactions, once commenced, will not be discontinued without notice.

         The Fund has agreed not to offer or sell any additional Common Shares for a period of 180 days after the date of the purchase agreement without the prior written consent of the underwriters, except for the sale of the Common Shares to the underwriters pursuant to the purchase agreement and certain transactions related to the Fund's Automatic Dividend Reinvestment Plan.

         The Fund anticipates that the underwriters may from time to time act as brokers or, after they have ceased to be underwriters, dealers in executing the Fund's portfolio transactions. The underwriters are active underwriters of, and dealers in, securities and act as market makers in a number of such securities, and therefore can be expected to engage in portfolio transactions with the Fund.

         One or more of the underwriters of Common Shares may also act as an underwriter or placement agent in connection with the issuance by the Fund of any financial leverage.

         The Common Shares will be sold to ensure that the New York Stock Exchange distribution standards (i.e. round lots, public shares and aggregate market value) will be met.

Additional Underwriting Compensation and Other Relationships

         The Adviser has also agreed to pay a fee from its own assets additional compensation to [ ]. The Adviser will pay to [ ] an annual fee equal to [ ]% of the Fund's Managed Assets. The total amount of these additional compensation amounts will not exceed [ ]% of the price to the public of the Common Shares sold in the offering. [ ] has agreed, as requested by the Adviser, to provide certain after-market shareholder support services designed to maintain the visibility of the Fund on an ongoing basis and to provide relevant information, studies or reports regarding the Fund and the closed-end investment company industry.]

         Claymore Securities, Inc., an affiliate of the Adviser of the Fund, will provide distribution assistance in connection with the sale of the Common Shares of the Fund, and may pay compensation to its employees who assist in marketing securities. In connection with this distribution assistance, to the extent the offering expenses payable by the Fund are less than $.03 per Common Share, the Fund will pay up to .15% of the amount of the total price to the public of the Common Shares sold in this offering, up to such expense limit, to Claymore Securities, Inc. as payment for its distribution assistance. Accordingly, the amount payable by the Fund to Claymore Securities, Inc. for its distribution assistance will not exceed .15% of the total price to the public of the Common Shares sold in this offering. Claymore Securities, Inc. is a registered broker-dealer and a member of the National Association of Securities Dealers and is a party to the purchase agreement.

         The total amount of these additional compensation payments and reimbursements, the amount paid to Claymore Securities, Inc. for its distribution assistance, plus the amount paid by the Fund as the $[ ] per Common Share partial reimbursement to the underwriters, will not exceed [ ]% of the total price to the public of the Common Shares sold in this offering. The sum total of all compensation to underwriters in connection with the public offering of Common Shares, including sales load and all forms of additional compensation to underwriters, will be limited to 9.0% of the total price to the public of the Common Shares sold in this offering.

         The principal address of [ ] is [ ]. The principal address of Claymore Securities, Inc. is 2455 Corporate West Drive, Lisle, Illinois 60532.

                    CUSTODIAN, ADMINISTRATOR, TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT

         The Bank of New York serves as the custodian of the Fund's assets pursuant to a custody agreement. Under the custody agreement, the Custodian holds the Fund's assets in compliance with the 1940 Act. For its services, the Custodian will receive a monthly fee based upon, among other things, the average value of the total assets of the Fund, plus certain charges for securities transactions.

         The Bank of New York serves as the Fund's dividend disbursing agent, Plan Agent under the Fund's Automatic Dividend Reinvestment Plan, transfer agent, registrar and administrator for the Common Shares of the Fund. As administrator, the Fund will pay compensation as mutually agreed upon by the Fund and The Bank of New York, including the administrator's out-of-pocket expenses.

         The Bank of New York is located at 101 Barclay Street, New York, New York 10286.

                                 LEGAL MATTERS

         Certain legal matters will be passed on by Skadden Arps, Slate, Meagher & Flom LLP, Chicago, Illinois ("Skadden"), as special counsel to the Fund in connection with the offering of the common shares, and by [ ], counsel to the underwriters. [ ] may rely on the opinion of Skadden as to matters of Delaware law.

                             ADDITIONAL INFORMATION

         The Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy statements and other information filed by the Fund with the Securities and Exchange Commission pursuant to the informational requirements of such Acts can be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549. The Securities and Exchange Commission maintains a web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Fund, that file electronically with the Securities and Exchange Commission.

         The Fund's Common Shares are expected to be listed on the NYSE, and reports, proxy statements and other information concerning the Fund and filed with the Securities and Exchange Commission by the Fund can be inspected at the offices of the New York Stock Exchange, Inc., 20 Broad Street, New York, New York 10005.

         This prospectus constitutes part of a Registration Statement filed by the Fund with the Securities and Exchange Commission under the Securities Act of 1933, as amended, and the 1940 Act. This prospectus omits certain of the information contained in the Registration Statement, and reference is hereby made to the Registration Statement and related exhibits for further information with respect to the Fund and the Common Shares offered hereby. Any statements contained herein concerning the provisions of any document are not necessarily complete, and, in each instance, reference is made to the copy of such document filed as an exhibit to the Registration Statement or otherwise filed with the Securities and Exchange Commission. Each such statement is qualified in its entirety by such reference. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by its rules and regulations or free of charge through the Securities and Exchange Commission's web site (http://www.sec.gov).

                         PRIVACY PRINCIPLES OF THE FUND

         The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

         Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

         The Fund restricts access to non-public personal information about its shareholders to employees of the Fund's Adviser and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

         A Statement of Additional Information dated as of , 2005, has been filed with the Securities and Exchange Commission and is incorporated by reference in this prospectus. A Statement of Additional Information may be obtained without charge by writing to the Fund at its address at 2455 Corporate West Drive, Lisle, Illinois 60532 or by calling the Fund toll-free at (800) 345-7999. The Table of Contents of the Statement of Additional Information is as follows:

                                                                            Page
                                                                            ----

The Fund...................................................................
Investment Objectives and Policies.........................................
Investment Restrictions....................................................
Management of the Fund.....................................................
Portfolio Transactions.....................................................
Portfolio Turnover.........................................................
Taxation...................................................................
Net Asset Value............................................................
General Information........................................................
Appendix A: Ratings of Investments.........................................  A-1
Appendix B: Proxy Voting Procedures........................................  B-1
Report of Independent Auditors............................................. FS-1
Financial Statements for Fund.............................................. FS-2

================================================================================

Until _________, 2005 (25 days after the date of this Prospectus), all dealers that buy, sell or trade the Common Shares, whether or not participating in this offering, may be required to deliver a Prospectus. This is in addition to the dealers' obligation to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

[CLAYMORE(R)  LOGO]


                                           Shares
                      Claymore Municipal High Income Fund


                                 Common Shares

                                $15.00 Per Share



                                ________________

                                   PROSPECTUS
                                ________________



                           Claymore Securities, Inc.












                                             , 2005




================================================================================

================================================================================
The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities in any state where the offer or sale is not permitted.
================================================================================

                 Subject to Completion dated January 27, 2005

                      Claymore Municipal High Income Fund

                                      Common Shares
                               $15.00 Per share
                           __________________________

                      STATEMENT OF ADDITIONAL INFORMATION

         Claymore Municipal High Income Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund's primary investment objective is to provide a high level of current income exempt from regular federal income tax. As a secondary investment objective, the Fund may seek capital appreciation to the extent consistent with its primary investment objective. There can be no assurance that the Fund will achieve its investment objectives.

         This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the prospectus for the Fund dated __________, 2005. Investors should obtain and read the prospectus prior to purchasing common shares. A copy of the Prospectus may be obtained without charge, by calling the Fund at (800) 345-7999.

         The Prospectus and this SAI omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. The registration statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed, or inspected at the Securities and Exchange Commission's office or via its website (www.sec.gov) at no charge. Capitalized terms used but not defined herein have the meanings ascribed to them in the prospectus.

                               TABLE OF CONTENTS

                                                                            Page

The Fund...................................................................
Investment Objectives and Policies.........................................
Investment Restrictions....................................................
Management of the Fund.....................................................
Portfolio Transactions.....................................................
Portfolio Turnover.........................................................
Taxation...................................................................
Net Asset Value............................................................
General Information........................................................
Appendix A: Proxy Voting Procedures........................................  A-1
Report of Independent Auditors............................................. FS-1
Financial Statements for Fund.............................................. FS-2




      This Statement of Additional Information is dated __________, 2005.

                                    THE FUND

         The Fund is a newly organized, diversified, closed-end management investment company organized under the laws of the State of Delaware. The Fund's primary investment objective is to provide a high level of current income exempt from regular federal income tax. As a secondary investment objective, the Fund may seek capital appreciation to the extent consistent with its primary investment objective. The Fund will pursue its investment objectives by investing its assets primarily in debt securities and other obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax ("municipal securities"). Distributions from sources other than interest income from the Fund's portfolio of municipal securities, including capital gain distributions, are not exempt from regular federal income tax. There can be no assurance that the Fund will achieve its investment objectives. The Fund expects that its common shares of beneficial interest, par value $.01 (the "Common Shares"), will be listed on the New York Stock Exchange, subject to notice of issuance, under the symbol "[___]."

                      INVESTMENT OBJECTIVES AND POLICIES

         The following information supplements the discussion of the Fund's investment objectives, policies and techniques that are described in the Prospectus. The Fund may make the following investments, among others, some of which are part of its principal investment strategies and some of which are not. The principal risks of the Fund's principal strategies are discussed in the Prospectus. The Fund may not buy all of the types of securities or use all of the investment techniques that are described.

Additional Information Regarding Municipal Securities

         Municipal Notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, bank notes and commercial paper.

         Tax Anticipation Notes ("TANs"). TANs are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

         Revenue Anticipation Notes ("RANs"). RANs are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

         Bond Anticipation Notes ("BANs"). BANs are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the notes. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

         Tax and Revenue Anticipation Notes. Tax and Revenue Anticipation Notes combine the funding sources of both TANs and RANs.

         Construction Loan Notes. Construction Loan Notes are sold to provide construction financing. Mortgage notes insured by the Federal Housing Authority secure these notes; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default.

         Bank Notes. Bank Notes are notes issued by local government bodies and agencies, such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital project needs. These notes have risks similar to the risks associated with TANs and RANs.

         Tax-Exempt Commercial Paper. Tax-Exempt Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions. Payment of principal and interest on issues of tax-exempt commercial paper may be made from various sources, to the extent the funds are available therefrom. Maturities of tax-exempt commercial paper generally will be shorter that the maturities of TANs, BANs or RANs. There is a limited secondary marked for issues of tax-exempt commercial paper.

         Certain municipal bonds carry variable or floating rates of interest whereby the rate of interest is not fixed but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt market index. While the various types of notes described above as a group currently represent the major portion of the tax-exempt note market, other types of notes are or may become available in the marketplace and the trust may invest in such other types of notes to the extent permitted under its investment objectives, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

         Auction Rate Securities. The trust may invest in auction rate securities. Auction rate securities include auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities (collectively, "auction rate securities"). Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is some risk that an auction will fail due to insufficient demand for the securities. The trust will take the time remaining until the next scheduled auction date into account for purpose of determining the securities' duration. The trust's investments in auction rate securities of closed-end funds are subject to the limitations prescribed by the Investment Company Act of 1940, as amended (the "1940 Act").

         Certain issuers of structured products, such as hybrid instruments, may be deemed to be investment companies as defined in the 1940 Act. As a result, the trust's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

         Municipal Bonds with Credit Enhancements. The trust may invest in municipal bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements ("SBPAs"). Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, non-governmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. The insurance only entitles the trust to receive the face or par value of the securities held by the trust. The insurance does not guarantee the market value of the municipal securities or the value of the shares of the trust. The trust may utilize new issue or secondary market insurance. A bond issuer who wishes to increase the credit rating of a security purchases a new issue insurance policy. By paying a premium and meeting the insurer's underwriting standards, the bond issuer is able to obtain a high credit rating (usually, Aaa from Moody's or AAA from Standard & Poor's) for the issued security. Such insurance is likely to increase the purchase price and resale value of the security. New issue insurance policies are non-cancelable and continue in force as long as the bonds are outstanding. A secondary market insurance policy is purchased by an investor subsequent to a bond's original issuance and generally insures a particular bond for the remainder of its term. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be re-marketed and does not cover principal or interest under any other circumstances. The liquidity provider's obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

         Zero-Coupon Bonds and Step-Ups. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Like zero-coupon bonds, "step-up" bonds pay no interest initially but eventually begin to pay a coupon rate prior to maturity, which rate may increase at stated intervals during the life of the security. Each of these instruments is typically issued and traded at a deep discount from its face amount. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon bonds and step-ups generally are more volatile than the market prices of debt instruments that pay interest currently and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), an investment company, such as the trust, must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon bonds and step-ups. Because the trust will not on a current basis receive cash payments from the issuer of these securities in respect of any accrued original issue discount, in some years the trust may have to distribute cash obtained from selling other portfolio holdings of the trust. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the trust to sell securities at such time. Under many market conditions, investments in zero-coupon bonds and step-ups may be illiquid, making it difficult for the trust to dispose of them or determine their current value.

         Structured Notes and Hybrid Instruments. The trust may invest in "structured" notes, which are debt obligations the principal and/or interest on which is determined by reference to the performance of a benchmark asset, market or interest rate, such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indices reflecting taxable and tax-exempt bonds. Depending on the terms of the note, the trust may forgo all or part of the interest and principal that would be payable on a comparable conventional note. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss. The trust currently intends that any use of structured notes will be for the purpose of reducing the interest rate sensitivity of the trust's portfolio (and, thereby, decreasing the trust's exposure to interest rate risk) and, in any event, that the interest income on the notes will normally be exempt from regular federal income tax. Like other sophisticated strategies, the trust's use of the structured notes may not work as intended; for example, the change in the value of structured notes may not match very closely the change in the value of the bonds that the structured notes were purchased to hedge.

         The trust may invest in other types of "hybrid" instruments that combine the characteristics of securities, futures, and options. For example, the principal amount or interest of a hybrid could be tied (positively or negatively) to the price of some securities index or another interest rate (each a "benchmark"). The interest rate or (unlike many debt obligations) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. Hybrids can be used as an efficient means of pursuing a variety of investment goals, including duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events that cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the trust to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the trust.

         U.S. Government Securities. U.S. government securities in which the trust may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987). Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer. No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to non-U.S. governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.

         U.S. government securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity. Zero coupon U.S. government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but generally require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. The trust accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the fund's distribution obligations, in which case the trust will forgo the purchase of additional income producing assets with these funds. Zero coupon U.S. government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

          When-Issued and Delayed Delivery Securities. The Fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. The Fund will not earn income on these securities until delivered. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The Fund's obligations with respect to when-issued and delayed delivery transactions will be subject to the leverage limitations of the 1940 Act, which are discussed in the prospectus, unless the Fund segregates cash or liquid assets in an amount marked to market on a daily basis equal to the Fund's obligation.

Interest Rate and Hedging Transactions

         Interest Rate Swaps, Collars, Caps and Floors. In order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income, the Fund may, but is not required to, enter into various interest rate transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. To the extent that the Fund enters into these transactions, the Fund expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions primarily as a hedge and not as a speculative investment. However, the Fund also may invest in interest rate swaps to enhance income or to increase the Fund's yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short-term and long-term interest rates). The Fund is not required to hedge its portfolio and may choose not to do so. The Fund cannot guarantee that any hedging strategies it uses will work.

         In an interest rate swap, the Fund exchanges with another party their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments). For example, if the Fund holds a debt instrument with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable the Fund to offset a decline in the value of the debt instrument due to rising interest rates but would also limit its ability to benefit from falling interest rates.

         Conversely, if the Fund holds a debt instrument with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the Fund from a reduction in yield due to falling interest rates and may permit the Fund to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.

         The Fund usually will enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund's obligations will be accrued on a daily basis, and the full amount of the Fund's obligations will be maintained in a segregated account by the Fund's custodian.

         The Fund also may engage in interest rate transactions in the form of purchasing or selling interest rate caps or floors. The Fund will not sell interest rate caps or floors that it does not own. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest equal to the difference of the index and the predetermined rate on a notional principal amount (i.e., the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor. The Fund will not enter into caps or floors if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Fund.

         Credit Default Swaps. The Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

         Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. The Fund will enter into swap agreements only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Investment Adviser to be equivalent to such rating. A buyer also will lose its investment and recover nothing should an event of default occur. If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. When the Fund acts as a seller of a credit default swap agreement it is exposed to many of the same risks of leverage described under "Risk factors -- Leverage" and "Leverage" in the prospectus since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation.

         The Fund may in the future employ new or additional investment strategies and hedging instruments if those strategies and instruments are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

Futures Contracts and Options on Futures Contracts.

         To seek to hedge against changes in interest rates or securities prices or to seek to increase total return, the Fund may purchase and sell various kinds of futures contracts, and purchase and write (sell) call and put options on any of such futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona fide hedging and non-hedging purposes as described below. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC").

         Futures Contracts A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

         When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         Hedging Strategies. Hedging, by use of futures contracts, seeks to establish with more certainty the effective price, rate of return on portfolio securities and securities that the Fund owns or proposes to acquire. The Fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategies. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

         When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

         On other occasions, the Fund may take a "long" position by purchasing futures contracts. This may be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the market to be less favorable than prices that are currently available.

         Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

         The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium that may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated to purchase a futures contract (if the option is exercised) that may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Fund will incur transaction costs in connection with the writing of options on futures.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

         Other Considerations. The Fund will engage in futures and related options transactions only for bona fide hedging or non-hedging purposes in accordance with CFTC regulations, which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which the Fund expects to purchase. Except as stated below, the Fund's futures transactions will be entered into for traditional hedging purposes (i.e. futures contracts will be sold to protect against a decline in the price of that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase).

         Futures contracts and related options involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to segregate assets to cover such contracts and options.

         While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Options on Securities and Securities Indices

         The Fund may purchase put and call options on any security in which it may invest or options on any securities index based on securities in which it may invest. The Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

         Writing Call and Put Options on Securities. A call option written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by the Fund are covered, which means that the Fund will own the securities subject to the options as long as the options are outstanding, or the Fund will use the other methods described below. The Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, the Fund may forgo the opportunity to profit from an increase in the market price of the underlying security.

         A put option written by the Fund would obligate the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by the Fund would be covered, which means that the Fund would have segregated assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, the Fund accepts the risk that it may be required to purchase the underlying security at a price in excess of its market value at the time of purchase.

         Call and put options written by the Fund will also be considered to be covered to the extent that the Fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Fund. In addition, a written call option or put may be covered by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position.

         Writing Call and Put Options on Securities Indices. The Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

         The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration if cash in such amount is segregated) upon conversion or exchange of other securities in its portfolio. The Fund may cover call and put options on a securities index by segregating assets with a value equal to the exercise price.

         Purchasing Call and Put Options. The Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

         The Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's holdings. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

         The Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

         Risks of Trading Options. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of its segregated assets until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The Fund may purchase and sell options that are traded on U.S. exchanges and options traded over the counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

         Transactions by the Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options that the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

         The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets.

         In addition to the risks of imperfect correlation between the Fund's portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.

         Interest Rate Futures Contracts and Options Thereon. The Fund may purchase or sell interest rate futures contracts to take advantage of or to protect the Fund against fluctuations in interest rates affecting the value of debt securities that the Fund holds or intends to acquire. For example, if interest rates are expected to increase, the Fund might sell futures contracts on debt securities, the values of which historically have a high degree of positive correlation to the values of the Fund's portfolio securities. Such a sale would have an effect similar to selling an equivalent value of the Fund's portfolio securities. If interest rates increase, the value of the Fund's portfolio securities will decline, but the value of the futures contracts to the Fund will increase at approximately an equivalent rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities with longer maturities and investing in debt securities with shorter maturities when interest rates are expected to increase. However, since the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

         Similarly, the Fund may purchase interest rate futures contracts when it is expected that interest rates may decline. The purchase of futures contracts for this purpose constitutes a hedge against increases in the price of debt securities (caused by declining interest rates) that the Fund intends to acquire. Since fluctuations in the value of appropriately selected futures contracts should approximate that of the debt securities that will be purchased, the Fund can take advantage of the anticipated rise in the cost of the debt securities without actually buying them. Subsequently, the Fund can make its intended purchase of the debt securities in the cash market and currently liquidate its futures position. To the extent the Fund enters into futures contracts for this purpose, it will maintain in a segregated asset account with the Fund's custodian, assets sufficient to cover the Fund's obligations with respect to such futures contracts, which will consist of cash or liquid securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial margin deposited by the Fund with its custodian with respect to such futures contracts.

         Securities Index Futures Contracts and Options Thereon. Purchases or sales of securities index futures contracts are used for hedging purposes to attempt to protect the Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, the Fund may sell securities index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase securities index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in securities index futures contracts will be closed out. The Fund may write put and call options on securities index futures contracts for hedging purposes.

         The Investment Company Act of 1940, as amended (the "1940 Act") requires that the Fund segregate assets in connection with certain types of transactions that may have the effect of leveraging the Fund's portfolio. If the Fund enters into a transaction requiring segregation, such as a forward commitment, the custodian or the Investment Adviser will segregate liquid assets in an amount required to comply with the 1940 Act. Such segregated assets will be valued at market daily. If the aggregate value of such segregated assets declines below the aggregate value required to satisfy the 1940 Act, additional liquid assets will be segregated.

Additional Risks Relating to Derivative Instruments

         The Adviser is not registered as a Commodity Pool Operator. The Adviser has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act. Accordingly, the Fund's investments in derivative instruments described in the prospectus and this SAI are not limited by or subject to regulation under the Commodity Exchange Act or otherwise regulated by the Commodity Futures Trading Commission.

         Special Risk Considerations Relating to Futures and Options Thereon. The Fund's ability to establish and close out positions in futures contracts and options thereon will be subject to the development and maintenance of liquid markets. Although the Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. In the event no liquid market exists for a particular futures contract or option thereon in which the Fund maintains a position, it will not be possible to effect a closing transaction in that contract or to do so at a satisfactory price and the Fund would either have to make or take delivery under the futures contract or, in the case of a written option, wait to sell the underlying securities until the option expires or is exercised or, in the case of a purchased option, exercise the option. In the case of a futures contract or an option thereon that the Fund has written and that the Fund is unable to close, the Fund would be required to maintain margin deposits on the futures contract or option thereon and to make variation margin payments until the contract is closed.

         Successful use of futures contracts and options thereon by the Fund is subject to the ability of the Adviser to predict correctly movements in the direction of interest rates. If the Adviser's expectations are not met, the Fund will be in a worse position than if a hedging strategy had not been pursued. For example, if the Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet the requirements. These sales may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it is disadvantageous to do so.

         Additional Risks of Foreign Options, Futures Contracts and Options on Futures Contracts and Forward Contracts. Options, futures contracts and options thereon and forward contracts on securities may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in the foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume.

         Exchanges on which options, futures and options on futures are traded may impose limits on the positions that the Fund may take in certain circumstances.

Loans of Portfolio Securities

         Consistent with applicable regulatory requirements and the Fund's investment restrictions, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described below), and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earns interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. The Fund's loans of portfolio securities will be collateralized in accordance with applicable regulatory requirements and no loan will cause the value of all loaned securities to exceed 33% of the value of the Fund's total assets.

         A loan may generally be terminated by the borrower on one business day notice, or by the Fund on five business days notice. If the borrower fails to deliver the loaned securities within five days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income that can be earned from such loans justifies the attendant risks. The board of trustees of the Fund (the "Board of Trustees" or the "Board") will oversee the creditworthiness of the contracting parties on an ongoing basis. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund. The risks associated with loans of portfolio securities are substantially similar to those associated with repurchase agreements. Thus, if the counterparty to the loan petitions for bankruptcy or becomes subject to the United States Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on the Fund's ability to sell the collateral and the Fund would suffer a loss. When voting or consent rights that accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in such loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

                            INVESTMENT RESTRICTIONS

         The Fund operates under the following restrictions that constitute fundamental policies that, except as otherwise noted, cannot be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of the Fund voting together as a single class, which is defined by the 1940 Act as the lesser of (i) 67% or more of the Fund's voting securities present at a meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities. Except as otherwise noted, all percentage limitations set forth below apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action. These restrictions provide that the Fund shall not:

         1. Issue senior securities nor borrow money, except the Fund may issue senior securities or borrow money to the extent permitted by applicable law.

         2. Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

         3. Invest in any security if, as a result, 25% or more of the value of the Fund's total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except
(a) excluding securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or tax-exempt securities of state and municipal governments or their political subdivisions, (b) when the Fund has taken a temporary defensive position, or (c) as otherwise permitted by applicable law.

         4. Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) as otherwise permitted by applicable law.

         5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by applicable law.

         6. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities in an amount up to 33% of the Fund's total assets, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by applicable law.

         7. Invest in a manner inconsistent with its classification as a "diversified company" as provided by the 1940 Act, the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act or an exemption or other relief from provisions of the 1940 Act applicable to the Fund.

         For purposes of applying the limitation set forth in restriction (3) above, securities of the U.S. government, its agencies, or instrumentalities, and securities backed by the credit of a governmental entity are not considered to represent industries. However, obligations backed only by the assets and revenues of non-governmental issuers may for this purpose be deemed to be issued by such nongovernmental issuers. Thus, the 25% limitation would apply to such obligations. It is nonetheless possible that the Fund may invest more than 25% of its total assets in a broader economic sector of the market for municipal obligations, such as revenue obligations of hospitals and other health care facilities or electrical utility revenue obligations. In addition, for the purpose of applying the limitation set forth in restriction (3), a non-governmental issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental issuer, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental issuer, then such non-governmental issuer would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. When a municipal bond is insured by bond insurance, it shall not be considered a security that is issued or guaranteed by the insurer; instead, the issuer of such municipal bond will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in municipal bonds insured by any given insurer.

         Governmental issuers of municipal securities are not considered part of any "industry."

                             MANAGEMENT OF THE FUND

Trustees and Officers

         Overall responsibility for management and supervision of the Fund rests with its Board of Trustees. The Board of Trustees approves all significant agreements between the Fund and the companies that furnish the Fund with services, including agreements with the Adviser.

         The Trustees are divided into three classes. Trustees serve until their successors have been duly elected.

         Following is a list of the names, ages, addresses present positions, length of time served with the Fund, principal occupations during the past five years and other directorships held by the trustee.

INDEPENDENT TRUSTEES:

                                                                                     Number of
                                                                                     Funds in
                            Position         Term of                                   Fund
                              Held         Office and                               Complex(2)
Name (and Age) and          with the        Length of      Principal Occupation     Overseen by     Directorships
Business Address(1)           Fund         Time Served    During Past Five Years      Trustee      Held by Trustee
-----------------------    ------------    -----------    ----------------------    -----------    ---------------
                           Trustee         Trustee
                                           since 2005

                           Trustee         Trustee
                                           since 2005

                           Trustee         Trustee
                                           since 2005

                           Trustee         Trustee
                                           since 2005

INTERESTED TRUSTEES:
                                                                                     Number of
                                                                                     Funds in
                            Position         Term of                                   Fund
                              Held         Office and                               Complex(2)
Name (and Age) and          with the        Length of      Principal Occupation     Overseen by      Directorships
Business Address(1)           Fund         Time Served    During Past Five Years      Trustee       Held by Trustee
-----------------------    ------------    -----------    ----------------------    -----------    ------------------
Nicholas Dalmaso (39)      Trustee         Trustee        Senior Managing               6          Trustee, Advent
210 N. Hale Street         and             since 2005     Director and                             Claymore
Wheaton, IL 60187          Chief                          General Counsel                          Convertible
                           Legal                          of Claymore                              Securities &
                           and                            Advisors, LLC and                        Income Fund,
                           Executive                      Claymore                                 Dreman/Claymore
                           Officer                        Securities, Inc.                         Dividend &
                                                          from                                     Income Fund,
                                                          2001-present.                            Fiduciary/Claymore
                                                          Manager, Claymore                        MLP Opportunity
                                                          Fund Management                          Fund Flaherty &
                                                          Company, LLC.                            Crumrine/Claymore
                                                          Formerly,                                Preferred
                                                          Assistant General                        Securities &
                                                          Counsel, John                            Income Fund,
                                                          Nuveen and                               Flaherty &
                                                          Company Inc.                             Crumrine/Claymore
                                                          (1999-2000).                             Total Return
                                                          Former Vice                              Fund,
                                                          President and                            Madison/Claymore
                                                          Associate General                        Covered Call
                                                          Counsel of Van                           Fund, MBIA
                                                          Kampen                                   Capital/Claymore
                                                          Investments, Inc.                        Managed Duration
                                                          (1992-1999).                             Investment Grade
                                                                                                   Municipal Fund,
                                                                                                   TS&W/Claymore
                                                                                                   Tax-Advantaged
                                                                                                   Balanced Fund,
                                                                                                   Western
                                                                                                   Asset/Claymore
                                                                                                   U.S. Treasury
                                                                                                   Inflation
                                                                                                   Protection
                                                                                                   Securities Fund,
                                                                                                   Western/Asset
                                                                                                   Claymore U.S.
                                                                                                   Treasury
                                                                                                   Inflation
                                                                                                   Protected
                                                                                                   Securities Fund 2.

---------

(1) After a trustee's initial term, each trustee is expected to serve a three year term concurrent with the class of trustees for which he serves.

     - Messrs. [ ] and Dalmaso, as Class I trustees, are expected to stand for re-election at the Fund's 2005 annual meeting of shareholders.

     - Messrs. [] and [ ], as Class II trustees, are expected to stand for re-election at the Fund's 2006 annual meeting of shareholders.

     - Messrs. [ ] and [ ], as Class III trustees, are expected to stand for re-election at the Fund's 2007 annual meeting of shareholders.

As of the date of this SAI, there are four funds, including the Fund, in the "fund complex."

OFFICERS:
                                                                         Principal Occupation
Name and Age                        Position                          During the Past Five Years
----------------------------    ------------------    ------------------------------------------------------------
                                Chief Financial
                                Officer, Chief
                                Accounting
                                Officer and
                                Treasurer

                                Secretary

                                Vice President

                                Vice President

                                Vice President

                                Vice President

         Messrs. [ ], who are not "interested persons" of the Fund, as defined in the 1940 Act, serve on the Fund's Nominating and Governance Committee. The Nominating and Governance Committee is responsible for recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating and Governance Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Fund. The Fund does not have a standing compensation committee.

         Messrs.[ ], who are not "interested persons" of the Fund, as defined in the 1940 Act, serve on the Fund's Audit Committee. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and internal controls of the Fund and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Fund's financial statements and the audit thereof and acting as a liaison between the Board of Trustees and the Fund's independent accountants.

         Messrs. Dalmaso and [ ] serve on the Fund's Executive Committee. The Executive Committee is authorized to act on behalf of and with the full authority of the Board of Trustees when necessary in the intervals between meetings of the Board of Trustees.

Remuneration Of Trustees And Officers

         The Fund pays each trustee who is not affiliated with the Adviser or its affiliates a fee of $[ ] per year plus $[ ] per Board meeting and committee meeting attended, together with each trustee's actual out-of-pocket expenses relating to attendance at such meetings.

         Because the Fund is newly organized, it did not pay any compensation to its Trustees or Officers during the Fund's fiscal year ended [ ]. Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Fund.

         The table below shows the estimated compensation that is contemplated to be paid to trustees for the Fund's fiscal year ended [ ].

                                                                                                    Total
                                                                       Pension or               Compensation
                                                                       Retirement               from the Fund
                                             Aggregate                  Benefits                  and Fund
                                             Estimated              Accrued as Part                Complex
                                            Compensation                   of                      Paid to
Name (1)                                  from the Fund(2)          Fund Expenses(2)             Trustee(3)
--------------------------------          -----------------         -----------------          ----------------




---------

(1)  Trustees not entitled to compensation are not included in the table.

(2) The Fund does not accrue or pay retirement or pension benefits to trustees as of the date of this SAI.

(3) As of the date of this SAI, there are three funds, including the Fund, in the "fund complex."


Trustee Ownership of Securities

         As of December 31, 2004, the most recently completed calendar year prior to the date of this SAI, each Trustee of the Fund beneficially owned equity securities of the Fund and all of the Funds in the Family of Investment Companies overseen by the Trustee in the dollar range specified below.

                                                                         Aggregate dollar range of equity
                                                                           securities in all registered
                                                                           investment companies overseen
                                    Dollar range of equity                       by the Trustee in
Trustee                             securities in the Fund                Family of Investment Companies
-------                             ----------------------               --------------------------------

Interested Trustees:
Nicholas Dalmaso
[ ]

Independent Trustees
[ ]
[ ]
[ ]
[ ]
[ ]
[ ]

Indemnification of Officers and Trustees; Limitations on Liability

         The governing documents of the Fund provide that the Fund will indemnify its trustees and officers and may indemnify its employees or agents against liabilities and expenses incurred in connection with litigation in which they may be involved because of their positions with the Fund, to the fullest extent permitted by law. However, nothing in the governing documents of the Fund protects or indemnifies a trustee, officer, employee or agent of the Fund against any liability to which such person would otherwise be subject in the event of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her position.

The Advisory Agreement

         Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group, LLC, acts as the Fund's investment adviser (the "Adviser") pursuant to an advisory agreement with the Fund (the "Advisory Agreement"). The Adviser is a Delaware limited liability company with principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532. The Adviser is a registered investment adviser.

         Under the terms of the Advisory Agreement, the Adviser oversees the administration of all aspects of the Fund's business and affairs and provides, or arranges for others to provide, at the Adviser's expense, certain enumerated services, including maintaining the Fund's books and records, preparing reports to the Fund's shareholders and supervising the calculation of the net asset value of its shares. All expenses of computing the net asset value of the Fund, including any equipment or services obtained solely for the purpose of pricing shares or valuing its investment portfolio, will be an expense of the Fund under its Advisory Agreement unless the Adviser voluntarily assumes responsibility for such expense.

         The Advisory Agreement combines investment advisory and certain administrative responsibilities in one agreement. For services rendered by the Adviser on behalf of the Fund under the Advisory Agreement, the Fund pays the Adviser a fee, payable monthly, in an annual amount equal to [ ]% of the Fund's average daily total assets (including the assets attributable to the proceeds from any financial leverage) minus liabilities (other than liabilities related to any financial leverage) ("Managed Assets").

         Pursuant to its terms, the Advisory Agreement will remain in effect until [ ] 2007, and from year to year thereafter if approved annually (i) by the Fund's Board of Trustees or by the holders of a majority of its outstanding voting securities and (ii) by a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of any party to the Advisory Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement terminates automatically on its assignment and may be terminated without penalty on 60 days written notice at the option of either party thereto or by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding shares.

         The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the Adviser is not liable for any error or judgment or mistake of law or for any loss suffered by the Fund. As part of the Advisory Agreement, the Fund has agreed that the name "Claymore" is the Adviser's property, and that in the event the Adviser ceases to act as an investment adviser to the Fund, the Fund will change its name to one not including "Claymore".

Approval of the Advisory Agreement

[TO COME BY AMENDMENT]

                            PORTFOLIO TRANSACTIONS

         Subject to policies established by the Board of Trustees of the Fund, the Adviser is responsible for placing purchase and sale orders and the allocation of brokerage on behalf of the Fund. Transactions in equity securities are in most cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. In general, there may be no stated commission in the case of securities traded in over-the-counter markets, but the prices of those securities may include undisclosed commissions or mark-ups. Principal transactions are not entered into with affiliates of the Fund. The Fund has no obligations to deal with any broker or group of brokers in executing transactions in portfolio securities. In executing transactions, the Adviser seeks to obtain the best price and execution for the Fund, taking into account such factors as price, size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission available.

         Subject to obtaining the best price and execution, brokers who provide supplemental research, market and statistical information to the Adviser or its affiliates may receive orders for transactions by the Fund. The term "research, market and statistical information" includes advice as to the value of securities, and advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Such information may be useful to Adviser and its affiliates in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser and its affiliates by brokers and dealers through whom other clients of the Adviser and its affiliates effect securities transactions may be useful to the Adviser in providing services to the Fund.

         Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser and its affiliates, investments of the kind made by the Fund may also be made by those other accounts. When the same securities are purchased for or sold by the Fund and any of such other accounts, it is the policy of the Adviser and its affiliates to allocate such purchases and sales in the manner deemed fair and equitable to all of the accounts, including the Fund.

                              PORTFOLIO TURNOVER

         Portfolio turnover rate is calculated by dividing the lesser of an investment company's annual sales or purchases of portfolio securities by the monthly average value of securities in its portfolio during the year, excluding portfolio securities the maturities of which at the time of acquisition were one year or less. A high rate of portfolio turnover involves correspondingly greater brokerage commission expense than a lower rate, which expense must be borne by the Fund and indirectly by its shareholders. A higher rate of portfolio turnover may also result in taxable gains being passed to shareholders sooner than would otherwise be the case. The Fund anticipates that its annual portfolio turnover rate will be less than 100%.

                                   TAXATION

         The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the Fund and the purchase, ownership and disposition of the Fund's Common Shares. This discussion assumes you are a U.S. person and that you hold your Common Shares as capital assets. This discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder and judicial and administrative authorities, all of which are subject to change or differing interpretations by the courts or the Internal Revenue Service (the "IRS"), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. federal tax concerns affecting the Fund and its Common Shareholders (including Common Shareholders owning large positions in the Fund).

         The discussion set forth herein does not constitute tax advice and potential investors are urged to consult their own tax advisers to determine the specific U.S. federal, state, local and foreign tax consequences to them of investing in the Fund.

Taxation of the Fund

         The Fund intends to elect to be treated and to qualify annually as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, meet the following requirements regarding the source of its income and the diversification of its assets:

   (i) The Fund must derive in each taxable year at least 90% of its gross income from the following sources: (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) interests in "qualified publicly traded partnerships" (as defined in the Code).

   (ii) The Fund must diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more "qualified publicly traded partnerships" (as defined in the Code).

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its Common Shareholders provided that it distributes each taxable year at least the sum of (i) 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) 90% of the Fund's net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute substantially all of such income each year. The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its Common Shareholders.

         The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund's fiscal year). In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gain will be distributed to entirely avoid the imposition of the excise tax. In that event, the Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable (including the portion attributable to tax-exempt income) to the shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such dividends, however, would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. The Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company. If the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) or, alternatively, to elect to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

         In accordance with its investment objectives, the Fund intends invests the majority of its Managed Assets in municipal securities, the interest on which is exempt from regular federal income tax. The Fund may from time to time invest a portion of its Managed Assets in taxable obligations and may engage in transactions generating gain (including gain recognized on the sale of municipal securities) or income, which is not tax-exempt. For example, the Fund may purchase non-municipal securities, sell or lend portfolio securities, enter into repurchase agreements, dispose of rights to when-issued securities prior to issuance, acquire any debt obligation at a market discount, acquire certain stripped tax-exempt obligations or their coupons or enter into swaps, options and futures transactions. The Fund's distributions attributable to such gain or income will not be treated as "exempt-interest dividends," as described below, and accordingly will be taxable.

         A portion of the Fund's expenditures that would otherwise be deductible will not be allowed as deductions by reason of the Fund's investment in municipal securities (with such disallowed portion, in general, being the same percentage of the Fund's aggregate expenses as the percentage of the Fund's aggregate income that constitutes exempt interest income from municipal securities). A similar disallowance rule also applies to interest expense paid or incurred by the Fund, if any. Such disallowed deductions will reduce the amount that the Fund can designate as exempt-interest dividends by the disallowed amount.

         Certain of the Fund's investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions (which, as discussed above, will reduce the amount of exempt-interest dividends that the Fund may pay), (ii) convert long-term capital gain into higher taxed short-term capital gain or ordinary income,
(iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the timing as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

Taxation of Common Shareholders

         Provided that the Fund qualifies as a regulated investment company and at least 50% of the value of the Fund's total assets at the close of each quarter of its taxable year consists of municipal securities, tax-exempt interest received by the Fund from its investments in municipal securities in such years will be eligible to flow through as tax-exempt exempt interest dividends to the Fund's shareholders. Dividends paid to you by the Fund that are attributable to interest on municipal securities and that are properly designated as "exempt-interest dividends" will not be subject to regular federal income tax. The percentage of income designated as tax-exempt is applied uniformly to all distributions made during each taxable year and may differ from the actual percentage of tax-exempt income earned by the Fund during any particular month. Distributions paid to you by the Fund from its net realized long-term capital gains, if any, that the Fund designates as "capital gains dividends" are taxable as long-term capital gains, regardless of how long you have held your Common Shares. All other dividends paid to you by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits ("ordinary income dividends") are generally subject to tax as ordinary income. The Fund does not expect that significant portion of its ordinary income dividends will be eligible (i) to be treated as "qualified dividend income," which is generally subject to tax at the rates applicable to long-term capital gains, or (ii) for the dividends received deduction.

         Any interest on indebtedness you incur (directly or indirectly) to purchase or carry Common Shares will not be deductible for U.S. federal income tax purposes to the extent it is deemed under the Code and applicable regulations to relate to exempt-interest dividends you received from the Fund. If you receive exempt-interest dividends with respect to any Common Share that you hold for six months or less, then any loss on the sale or exchange of such Common Share may, to the extent of the exempt-interest dividends received, be disallowed. In addition, if you receive social security or certain railroad retirement benefits, you may be subject to U.S. federal income tax on a portion of such benefits as a result of receiving investment income, including exempt-interest dividends and other distributions paid by the Fund.

         Exempt-interest dividends derived from interest on certain "private activity bonds" will be items of tax preference for purposes of the U.S. federal alternative minimum tax. In addition, all exempt-interest dividends received by Common Shareholders that are corporations will be treated as an adjustment item for purposes of the U.S. federal corporate alternative minimum tax. The Common Shares may not be an appropriate investment if you are "substantial users" of facilities financed by industrial revenue or private activity bonds or you are "related" to substantial users. You should consult your own tax advisers as to whether you are (i) "substantial users" with respect to a facility or "related" to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax.

         Any distributions you receive from the Fund that are in excess of the Fund's current or accumulated earnings and profits will be treated as a tax-free return of capital to the extent of your adjusted tax basis in your Common Shares, and thereafter as capital gain from the sale of Common Shares. The amount of any Fund distribution that is treated as a tax-free return of capital will reduce your adjusted tax basis in your Common Shares, thereby increasing your potential gain or reducing your potential loss on any subsequent sale or other disposition of your Common Shares.

         Ordinary income dividends and capital gain dividends are taxable to you even if they are reinvested in additional Common Shares pursuant to the Plan. Dividends paid by the Fund are generally treated under the Code as received by you at the time the dividend or distribution is made. If, however, the Fund pays you a dividend in January that was declared as of a record date in the previous October, November or December, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

         Distributions to Common Shareholders in the form of additional Common Shares may be tax-exempt or taxable as described above. Common Shareholders receiving distributions in the form of additional Common Shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the Common Shareholders receiving cash distributions will receive, and should have a cost basis in the Common Shares received equal to such amount.

         The IRS has taken the position that if a regulated investment company has two classes of shares, it must designate distributions made to each class in any year as consisting of no more than such class's proportionate share of particular types of income, including tax-exempt interest, net capital gain, and other income subject to U.S. federal income tax. A class's proportionate share of a particular type of income is determined according to the percentage of total dividends paid by the regulated investment company to such class. Consequently, if both Common Shares and Preferred Shares are outstanding, the Fund intends to designate distributions made to the classes of particular types of income in accordance with each such class's proportionate share of such income. The Fund will designate dividends qualifying as exempt-interest dividends, capital gain dividends and other taxable dividends in a manner that allocates such income between the holders of Common Shares and Preferred Shares in proportion to the total dividends paid to each class during the taxable year, or otherwise as required by applicable law.

         If the Fund retains any net capital gain for a taxable year, the Fund may designate the retained amount as undistributed capital gains in a notice to Common Shareholders who, if subject to U.S. federal income tax, (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of such undistributed amount and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities.

         The Fund will send you information after the end of each year setting forth the amount and tax status of any distributions paid to you by the Fund.

         The sale or other disposition of Common Shares will generally result in capital gain or loss to you, and will be long-term capital gain or loss if you have held such Common Shares for more than one year at the time of sale. Any loss upon the sale or exchange of Common Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you with respect to such Common Shares. Any loss you realize on a sale or exchange of Common Shares will be disallowed if you acquire other Common Shares (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the Common Shares. In such case, your tax basis in the Common Shares acquired will be adjusted to reflect the disallowed loss.

         The exclusion from gross income of exempt-interest dividends for regular U.S. federal income tax purposes does not necessarily result in exclusion under the tax laws of any state or local taxing authority, which laws vary with respect to the taxation of such income. Many states will exempt from tax that portion of an exempt-interest dividend that represents interest received by the Fund on that state's securities, subject in some cases to compliance with concentration and/or reporting requirements, which the Fund makes no commitment to seek to satisfy. The Fund will, however, report annually to its shareholders the percentage of interest income received by the Fund during the preceding year on federally tax-exempt obligations indicating, on a state-by-state basis only, the source of such income. You are advised to consult your own tax adviser regarding the exclusion from gross income, if any, of exempt interest dividends under the state and local tax laws that may be applicable.

         The Fund may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the taxable dividends, distributions and redemption proceeds payable to Common Shareholders who fail to provide the Fund (or its agent) with their correct taxpayer identification number (in the case of individuals, generally, their social security number) or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain Common Shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.

                              GENERAL INFORMATION

Book-Entry-Only Issuance

         The Depository Trust Company ("DTC") will act as securities depository for the Common Shares offered pursuant to the prospectus. The information in this section concerning DTC and DTC's book-entry system is based upon information obtained from DTC. The securities offered hereby initially will be issued only as fully-registered securities registered in the name of Cede & Co. (as nominee for DTC). One or more fully-registered global security certificates initially will be issued, representing in the aggregate the total number of securities, and deposited with DTC.

         DTC is a limited-purpose trust company organized under the New York Banking Law, a "banking organization" within the meaning of the New York Banking Law, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to the provisions of Section 17A of the Securities Exchange Act of 1934, as amended. DTC holds securities that its participants deposit with DTC. DTC also facilities the settlement among participants of securities transactions, such as transfers and pledges, in deposited securities through electronic computerized book-entry changes in participants' accounts, thereby eliminating the need for physical movement of securities certificates. Direct DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. Access to the DTC system is also available to others such as securities brokers and dealers, banks and trust companies that clear through or maintain a custodial relationship with a direct participant, either directly or indirectly through other entities.

         Purchases of securities within the DTC system must be made by or through direct participants, which will receive a credit for the securities on DTC's records. The ownership interest of each actual purchaser of a security, a beneficial owner, is in turn to be recorded on the direct or indirect participants' records. Beneficial owners will not receive written confirmation from DTC of their purchases, but beneficial owners are expected to receive written confirmations providing details of the transactions, as well as periodic statements of their holdings, from the direct or indirect participants through which the beneficial owners purchased securities. Transfers of ownership interests in securities are to be accomplished by entries made on the books of participants acting on behalf of beneficial owners. Beneficial owners will not receive certificates representing their ownership interests in securities, except as provided herein.

         DTC has no knowledge of the actual beneficial owners of the securities being offered pursuant to this prospectus; DTC's records reflect only the identity of the direct participants to whose accounts such securities are credited, which may or may not be the beneficial owners. The participants will remain responsible for keeping account of their holdings on behalf of their customers.

         Conveyance of notices and other communications by DTC to direct participants, by direct participants to indirect participants, and by direct participants and indirect participants to beneficial owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

         Payments on the securities will be made to DTC. DTC's practice is to credit direct participants' accounts on the relevant payment date in accordance with their respective holdings shown on DTC's records unless DTC has reason to believe that it will not receive payments on such payment date. Payments by participants to beneficial owners will be governed by standing instructions and customary practices and will be the responsibility of such participant and not of DTC or the Fund, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of dividends to DTC is the responsibility of the Fund, disbursement of such payments to direct participants is the responsibility of DTC, and disbursement of such payments to the beneficial owners is the responsibility of direct and indirect participants. Furthermore each beneficial owner must rely on the procedures of DTC to exercise any rights under the securities.

         DTC may discontinue providing its services as securities depository with respect to the securities at any time by giving reasonable notice to the Fund. Under such circumstances, in the event that a successor securities depository is not obtained, certificates representing the securities will be printed and delivered.

Counsel and Independent Registered Public Accounting Firm

         Skadden, Arps, Slate, Meagher & Flom LLP, Chicago, Illinois, is special counsel to the Fund in connection with the issuance of the Common Shares.

         [ ], serves as Independent Registered Public Accounting Firm for the Fund and will annually render an opinion on the financial statements of the Fund.

Proxy Voting Policies and Procedures and Proxy Voting Record

         The Fund's Proxy Voting Policy and Procedures are included as Appendix B to this Statement of Additional Information. Information on how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling (800) 851-0264. The information is also available on the SEC's web site (http://www.sec.gov).

Code of Ethics

         The Fund, the Adviser and Claymore Securities, Inc. each have adopted a code of ethics. The respective codes of ethics set forth restrictions on the trading activities of trustees/directors, officers and employees of the Fund, the Adviser and their affiliates, as applicable. The codes of ethics of the Fund and the Adviser are on file with the Securities and Exchange Commission and can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., that information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-942-8090. The codes of ethics are also available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov, and copies of the codes of ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

                                                                      Appendix A


                            RATINGS OF INVESTMENTS


STANDARD & POOR'S CORPORATION
-----------------------------

         A brief description of the applicable Standard & Poor's Corporation ("S&P") rating symbols and their meanings (as published by S&P) follows:

LONG-TERM DEBT

         An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

2.  Nature of and provisions of the obligation; and

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE RATING

         Debt rated "BB", "B", "CCC", "CC" and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics these are outweighed by major uncertainties or major exposures to adverse conditions.

BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB" rating.

CCC Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B" rating.

CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.

C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating "CI" is reserved for income bonds on which no interest is being paid.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

r The letter "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities who's principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is Federally insured by the Federal Savings & Loan Insurance Corporation or the Federal Deposit Insurance Corporation* In the case of certificates of deposit the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity will be honored for principal and accrued pre-default interest up to the Federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only speculative capacity for timely payment.

C This rating is as signed to short-term debt obligations with a doubtful capacity for payment.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal Payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

         A commercial rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

---------

* Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flow.

PREFERRED SECURITIES

AAA This is the highest rating that may be assigned to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay preferred stock obligations. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for preferred stock in this category for issues in the A category.

BB As issue rated BB is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay the preferred stock obligation. While such issues will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.


MOODY'S INVESTORS SERVICE, INC.
-------------------------------

         A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

LONG-TERM DEBT

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

Aaa Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issuer.

Aa Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba, B, Caa, Ca, and C

         Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

         Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         (P) - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.

SHORT-TERM LOANS

MIG 1/VMIG 1    This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2    This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3    This designation denotes favorable quality. All security
                elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well-established.

MIG 4/VMIG 4    This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

S.G. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

COMMERCIAL PAPER

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

--Leading market positions in well-established industries.

--High rates of return on Funds employed.

--Conservative capitalization structures with moderate reliance on debt and ample asset protection.

--Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

--Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

PREFERRED SECURITIES RATINGS

aaa Preferred stocks which are rated "aaa" are considered to be top quality. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa Preferred stocks which are rated "aa" are considered to be high grade. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a Preferred stocks which are rated "a" are considered to be upper-medium grade. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa: Preferred stocks which are rated "baa" are judged lover-medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba Preferred stocks which are rated "ba" are considered to have speculative elements and their future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

                                                                      Appendix B


                      PROXY VOTING POLICY AND PROCEDURES


                            [TO COME BY AMENDMENT]

                         REPORT OF INDEPENDENT AUDITORS

                             [TO COME BY AMENDMENT]

                         FINANCIAL STATEMENTS FOR FUND

                             [TO COME BY AMENDMENT]

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements And Exhibits

     (1)  Financial Statements

          Part A
          Report of Independent Accountants (+)
          Part B
          Statement of Assets and Liabilities (+)

     (2)  Exhibits

          (a)  Agreement and Declaration of Trust of Registrant (+)

          (b)  By-Laws of Registrant (+)

          (c)  Not applicable

          (d)  Form of Specimen Share Certificate (+)

          (e)  Dividend Reinvestment Plan of Registrant (+)

          (f)  Not applicable

          (g)  (i)   Form of Advisory Agreement between Registrant and Claymore
                     Advisors, LLC (the "Adviser") (+)

          (h)  (i)   Form of Purchase Agreement (+)

               (ii)  Form of Additional Compensation Agreement (+)

               (iii) Form of Dealer Agreement (+)

               (iv)  Form of Agreement Among Underwriters (+)

          (i)  Not applicable

          (j)  Form of Custody Agreement (+)

          (k)  (i)   Form of Stock Transfer Agency Agreement (+)

               (ii)  Form of Fund Accounting Agreement (+)

               (iii) Form of Administration Agreement (+)

          (l) Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom LLP with respect to legality (+)

          (m)  Not applicable

          (n)  (i)   Consent of Independent Registered Public Accounting Firm
                     (+)

          (o)  Not applicable

          (p)  Form of Initial Subscription Agreement (+)

          (q)  Not applicable


          (r)  (i)   Code of Ethics of the Fund, the Adviser and Claymore
                     Securities, Inc. (+)

          (s)  Power of Attorney (+)

---------

(*)  Filed herewith

(+)  To be filed by further amendment.


Item 25. Marketing Arrangements

         Reference is made to Exhibits 2(h) to this Registration Statement to be filed by amendment.


Item 26. Other Expenses of Issuance and Distribution

         The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

NYSE listing fee..........................................................
SEC Registration fees.....................................................
Printing/engraving expenses...............................................
Accounting fees...........................................................
Legal fees................................................................
NASD fee..................................................................
Miscellaneous.............................................................
      Total...............................................................


Item 27. Persons Controlled by or Under Common Control with Registrant

         None


Item 28.

                                                      Number of Record
Title of Class                              Shareholders as of [      ], 2005
--------------                              ---------------------------------

Common shares of beneficial                                            0
interest, par value $0.01 per share


Item 29. Indemnification

         Article V of the Registrant's Agreement and Declaration of Trust provides as follows:


         5.1 NO PERSONAL LIABILITY OF SHAREHOLDERS, TRUSTEES, ETC. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this
Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

         5.2 MANDATORY INDEMNIFICATION. (a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith,
(iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal. (b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination
(i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or,
(ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.
(c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met:
(i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification. (d) The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of stockholders or Trustees who are "disinterested persons" (as defined in Section 2(a)(19) of the 1940 Act) or any other right to which he or she may be lawfully entitled. (e) Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

          5.3 NO BOND REQUIRED OF TRUSTEES. No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

         5.4 NO DUTY OF INVESTIGATION; NOTICE IN FUND INSTRUMENTS, ETC. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

         5.5 RELIANCE ON EXPERTS. Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

Item 30. Business and Other Connections of the Adviser.

         The Adviser, a limited liability company organized under the laws of Delaware, acts as investment adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 30 to provide a list of the officers and directors of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the Adviser filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-[]).

Item 31. Location of Accounts and Records

         The accounts and records of the Registrant are maintained in part at the office of the Adviser at 2455 Corporate West Drive, Lisle, Illinois 60532, and in part at the offices of the Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent at [ ].

Item 32. Management Services

         Not applicable.

Item 33. Undertakings

     1. Registrant undertakes to suspend the offering of Common Shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value, as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     2.   Not applicable.

     3.   Not applicable.

     4.   Not applicable.

     5. Registrant undertakes that, for the purpose of determining any liability under the 1933 Act the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

          Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

     6. Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information constituting Part B of this Registration Statement.

                                  SIGNATURES

         As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registrant's Registration Statement has been signed on behalf of the Registrant, in the City of Lisle, State of Illinois, on the 27th day of January, 2005.


                                               By: /s/ Nicholas Dalmaso
                                                   -----------------------------
                                                   Nicholas Dalmaso, Trustee


         As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities set forth below on the 27th day of January, 2005.



Chief Executive Officer:


/s/ Nicholas Dalmaso
------------------------
Nicholas Dalmaso                     Trustee, Chief Legal and Executive Officer,
                                     Chief Financial Officer and Treasurer